UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23754

SEI EXCHANGE TRADED FUNDS

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: March 31, 2026

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)        A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Shareholder Report: September 30, 2025

SEI Enhanced U.S. Large Cap Quality Factor ETF

SEI Exchange Traded Funds - SEIQ

Fund Overview

This semi-annual shareholder report contains important information about the SEI Enhanced U.S. Large Cap Quality Factor ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Quality Factor ETF	$8	0.15%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$464,105	61	$257	18%

Sector WeightingsFootnote Reference*

Value	Value
Health Care	6.9%
Industrials	8.1%
Financials	8.6%
Consumer Staples	12.8%
Communication Services	13.4%
Consumer Discretionary	14.4%
Information Technology	35.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	8.3%
Microsoft	6.6%
Alphabet, Cl C	6.3%
Meta Platforms, Cl A	4.6%
NVIDIA	4.5%
Visa, Cl A	3.0%
Johnson & Johnson	3.0%
Booking Holdings	3.0%
Philip Morris International	2.9%
Mastercard, Cl A	2.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEIQ-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

SEI Enhanced U.S. Large Cap Momentum Factor ETF

SEI Exchange Traded Funds - SEIM

Fund Overview

This semi-annual shareholder report contains important information about the SEI Enhanced U.S. Large Cap Momentum Factor ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Momentum Factor ETF	$9	0.15%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$928,274	73	$504	37%

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.6%
Utilities	2.3%
Consumer Staples	3.9%
Financials	10.0%
Consumer Discretionary	10.1%
Communication Services	10.1%
Industrials	10.1%
Health Care	14.1%
Information Technology	37.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	7.2%
Meta Platforms, Cl A	4.9%
Microsoft	4.6%
AppLovin, Cl A	3.4%
Amphenol, Cl A	3.2%
Apple	3.1%
Walmart	2.9%
Arista Networks	2.7%
Goldman Sachs Group	2.6%
Corning	2.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEIM-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

SEI Enhanced U.S. Large Cap Value Factor ETF

SEI Exchange Traded Funds - SEIV

Fund Overview

This semi-annual shareholder report contains important information about the SEI Enhanced U.S. Large Cap Value Factor ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Value Factor ETF	$8	0.15%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$903,782	117	$487	27%

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.5%
Energy	1.6%
Utilities	3.2%
Industrials	4.4%
Consumer Staples	5.1%
Consumer Discretionary	10.3%
Health Care	11.7%
Communication Services	14.9%
Financials	18.6%
Information Technology	28.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	3.5%
Microsoft	3.4%
Apple	3.2%
Alphabet, Cl C	2.8%
AT&T	2.6%
Alphabet, Cl A	2.5%
Hewlett Packard Enterprise	2.5%
Verizon Communications	2.3%
General Motors	2.3%
Synchrony Financial	2.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEIV-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

SEI Enhanced Low Volatility U.S. Large Cap ETF

SEI Exchange Traded Funds - SELV

Fund Overview

This semi-annual shareholder report contains important information about the SEI Enhanced Low Volatility U.S. Large Cap ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced Low Volatility U.S. Large Cap ETF	$8	0.15%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$169,983	77	$119	12%

Sector WeightingsFootnote Reference*

Value	Value
Materials	0.5%
Energy	1.8%
Consumer Discretionary	4.2%
Utilities	5.8%
Industrials	8.2%
Financials	11.1%
Consumer Staples	11.9%
Communication Services	15.5%
Health Care	16.4%
Information Technology	23.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	3.3%
Walmart	3.0%
Microsoft	3.0%
Johnson & Johnson	3.0%
AT&T	2.9%
Electronic Arts	2.6%
Cardinal Health	2.6%
Cisco Systems	2.6%
Republic Services, Cl A	2.5%
McKesson	2.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SELV-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

SEI Select Emerging Markets Equity ETF

SEI Exchange Traded Funds - SEEM

Fund Overview

This semi-annual shareholder report contains important information about the SEI Select Emerging Markets Equity ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by calling 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Select Emerging Markets Equity ETF	$34	0.60%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$304,239	246	$748	45%

Country WeightingsFootnote Reference*

Value	Value
Other Countries	8.5%
Saudi Arabia	1.2%
Thailand	1.3%
Greece	1.4%
Mexico	2.0%
Hungary	2.3%
United Arab Emirates	2.8%
South Africa	3.9%
Brazil	5.5%
India	10.9%
South Korea	12.8%
Taiwan	17.0%
China	29.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	10.2%
Tencent Holdings	5.4%
Alibaba Group Holding	4.5%
Samsung Electronics	3.2%
NetEase	1.4%
SK Hynix	1.4%
OTP Bank Nyrt	1.4%
Delta Electronics	1.2%
Xiaomi, Cl B	1.2%
Emaar Properties PJSC	1.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEEM-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

SEI Select International Equity ETF

SEI Exchange Traded Funds - SEIE

Fund Overview

This semi-annual shareholder report contains important information about the SEI Select International Equity ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by calling 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Select International Equity ETF	$27	0.50%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$722,504	330	$1,563	34%

Country WeightingsFootnote Reference*

Value	Value
Other Countries	13.3%
Belgium	1.6%
Sweden	1.7%
Australia	3.2%
Spain	4.0%
Italy	4.4%
Switzerland	4.6%
Netherlands	4.7%
United States	4.9%
France	8.8%
Germany	10.2%
United Kingdom	15.8%
Japan	22.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
HSBC Holdings	1.6%
Barclays	1.3%
Novartis	1.2%
Standard Chartered	1.1%
SAP	1.1%
ING Groep	1.0%
Tesco	1.0%
Roche Holding	0.9%
Deutsche Boerse	0.9%
Bank of Ireland Group	0.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEIE-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

SEI Select Small Cap ETF

SEI Exchange Traded Funds - SEIS

Fund Overview

This semi-annual shareholder report contains important information about the SEI Select Small Cap ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Select Small Cap ETF	$30	0.55%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$338,746	302	$741	65%

Sector WeightingsFootnote Reference*

Value	Value
Utilities	0.2%
Communication Services	1.0%
Consumer Staples	2.6%
Energy	2.9%
Real Estate	3.1%
Materials	4.6%
Information Technology	13.2%
Consumer Discretionary	14.8%
Health Care	15.4%
Financials	20.8%
Industrials	21.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Adtalem Global Education	1.9%
ExlService Holdings	1.7%
Stride	1.6%
SSR Mining	1.5%
Bridgebio Pharma	1.5%
Urban Outfitters	1.5%
UMB Financial	1.5%
CNO Financial Group	1.4%
Credo Technology Group Holding	1.3%
Old National Bancorp	1.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEIS-SAR-2025

(b)        Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

September 30, 2025

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Exchange Traded Funds

SEI Enhanced U.S. Large Cap Quality Factor ETF
SEI Enhanced U.S. Large Cap Momentum Factor ETF
SEI Enhanced U.S. Large Cap Value Factor ETF
SEI Enhanced Low Volatility U.S. Large Cap ETF
SEI Select Emerging Markets Equity ETF
SEI Select International Equity ETF
SEI Select Small Cap ETF

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	26
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	37
Notes to Financial Statements	38
Other Information (Form N-CSRS Items 8-11)	48

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

SEI Enhanced U.S. Large Cap Quality Factor ETF

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† — 99.6%

Communication Services — 13.4%
Alphabet, Cl C	119,386	$29,076
Electronic Arts	58,292	11,758
Meta Platforms, Cl A	29,053	21,336
		62,170
Consumer Discretionary — 14.4%
Airbnb, Cl A *	1,952	237
Amazon.com *	11,459	2,516
Booking Holdings	2,552	13,779
Domino's Pizza	14,019	6,052
eBay	63,471	5,773
Etsy *	22,277	1,479
H&R Block	59,615	3,015
Home Depot	2,086	845
McDonald's	15,879	4,826
NVR *	474	3,808
O'Reilly Automotive *	26,866	2,896
TJX	76,813	11,103
Yum! Brands	68,203	10,367
		66,696
Consumer Staples — 12.8%
Altria Group	174,954	11,558
Colgate-Palmolive	113,748	9,093
Kimberly-Clark	24,412	3,035
Monster Beverage *	168,960	11,373
Philip Morris International	83,589	13,558
Procter & Gamble	69,477	10,675
		59,292
Financials — 8.6%
FactSet Research Systems	6,246	1,790
Mastercard, Cl A	21,701	12,344
Moody's	19,760	9,415
MSCI, Cl A	4,093	2,322
Visa, Cl A	41,136	14,043
		39,914
Health Care — 6.9%
Exelixis *	12,094	500
IDEXX Laboratories *	1,281	818
Johnson & Johnson	74,860	13,881
Mettler-Toledo International *	1,725	2,118
ResMed	19,623	5,371
Vertex Pharmaceuticals *	14,849	5,815
Zoetis, Cl A	26,035	3,809
		32,312
Industrials — 8.1%
Cintas	5,632	1,156
Fastenal	38,339	1,880
Graco	66,296	5,633
Illinois Tool Works	36,339	9,476
Lennox International	3,429	1,815
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Paychex	5,810	$736
Verisk Analytics, Cl A	35,215	8,857
WW Grainger	8,579	8,175
		37,728
Information Technology — 35.4%
Adobe *	28,650	10,106
Apple	151,671	38,620
Autodesk *	14,672	4,661
Cadence Design Systems *	2,500	878
Cisco Systems	166,586	11,398
F5 *	22,714	7,341
Fair Isaac *	1,040	1,556
Fortinet *	13,469	1,133
Gartner *	17,474	4,593
Intuit	4,357	2,976
KLA	1,581	1,705
Lam Research	10,670	1,429
Manhattan Associates *	5,461	1,119
Microsoft	58,858	30,486
Motorola Solutions	4,712	2,155
NetApp	15,433	1,828
NVIDIA	112,816	21,049
QUALCOMM	66,910	11,131
VeriSign	36,113	10,096
		164,260
Total Common Stock
(Cost $408,854) ($ Thousands)		462,372
Total Investments in Securities — 99.6%
(Cost $408,854) ($ Thousands)		$462,372

Percentages are based on Net Assets of $464,105 ($ Thousands).

*	Non-income producing security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

As of September 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

SEI Enhanced U.S. Large Cap Momentum Factor ETF

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† — 99.1%

Communication Services — 10.1%
Alphabet, Cl A	39,833	$9,683
Fox, Cl A	162,163	10,226
Fox, Cl B	97,012	5,558
Meta Platforms, Cl A	61,328	45,038
Netflix *	17,374	20,830
Reddit, Cl A *	7,573	1,742
ROBLOX, Cl A *	7,261	1,006
		94,083
Consumer Discretionary — 10.1%
Amazon.com *	19,441	4,269
Amer Sports *	110,556	3,842
Booking Holdings	3,532	19,070
DoorDash, Cl A *	3,419	930
eBay	206,899	18,817
Garmin	8,203	2,020
Ollie's Bargain Outlet Holdings *	45,152	5,797
Ralph Lauren, Cl A	29,234	9,166
SharkNinja *	32,254	3,327
Tapestry	165,940	18,788
Ulta Beauty *	13,673	7,476
Williams-Sonoma	2,700	528
		94,030
Consumer Staples — 3.9%
Philip Morris International	6,630	1,075
Sprouts Farmers Market *	72,296	7,866
Walmart	260,875	26,886
		35,827
Financials — 10.0%
Bank of New York Mellon	195,536	21,306
Citigroup	35,897	3,643
CME Group, Cl A	14,233	3,846
Goldman Sachs Group	29,959	23,858
Janus Henderson Group	85,155	3,790
Nasdaq	34,922	3,089
Robinhood Markets, Cl A *	19,695	2,820
SoFi Technologies *	358,048	9,460
Synchrony Financial	248,155	17,631
Toast, Cl A *	92,008	3,359
		92,802
Health Care — 14.1%
AbbVie	14,886	3,447
Boston Scientific *	160,421	15,662
Cardinal Health	42,434	6,660
Cencora	65,793	20,562
Exelixis *	205,654	8,493
Insulet *	49,881	15,400
ResMed	68,888	18,857
Stryker	40,161	14,846
Tenet Healthcare *	38,242	7,765
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Veeva Systems, Cl A *	62,982	$18,763
		130,455
Industrials — 10.1%
Axon Enterprise *	11,128	7,986
Cummins	10,704	4,521
Curtiss-Wright	27,947	15,173
Howmet Aerospace	73,300	14,384
Oshkosh	47,069	6,105
Paychex	110,267	13,977
Rockwell Automation	24,426	8,538
Trane Technologies	27,375	11,551
Vertiv Holdings, Cl A	6,762	1,020
Woodward	42,929	10,849
		94,104
Information Technology — 37.9%
Amphenol, Cl A	241,117	29,838
Apple	114,829	29,239
AppLovin, Cl A *	43,310	31,120
Arista Networks *	171,607	25,005
Astera Labs *	14,568	2,852
Atlassian, Cl A *	6,015	961
Broadcom	9,922	3,273
Ciena *	104,077	15,161
Corning	282,501	23,174
Guidewire Software *	49,349	11,343
International Business Machines	74,986	21,158
Intuit	7,686	5,249
Jabil	78,382	17,022
Microsoft	81,583	42,256
Motorola Solutions	11,234	5,137
NVIDIA	357,078	66,624
Oracle	13,079	3,678
Palantir Technologies, Cl A *	62,452	11,393
Snowflake, Cl A *	33,798	7,623
		352,106
Real Estate — 0.6%
Welltower ‡	30,981	5,519

Utilities — 2.3%
Entergy	226,770	21,133

Total Common Stock
(Cost $747,631) ($ Thousands)		920,059
Total Investments in Securities — 99.1%
(Cost $747,631) ($ Thousands)		$920,059

Percentages are based on Net Assets of $928,274 ($ Thousands).

*	Non-income producing security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

2	SEI Exchange Traded Funds

‡	Real Estate Investment Trust.

As of September 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

SEI Enhanced U.S. Large Cap Value Factor ETF

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† — 99.4%

Communication Services — 14.9%
Alphabet, Cl A	92,793	$22,558
Alphabet, Cl C	102,823	25,042
AT&T	816,206	23,050
Comcast, Cl A	553,850	17,402
Fox	212,962	12,874
Liberty Global, Cl A *	81,735	937
Meta Platforms, Cl A	3,111	2,285
Millicom International Cellular	73,184	3,552
Nexstar Media Group, Cl A	10,601	2,096
Omnicom Group	45,406	3,702
Verizon Communications	476,842	20,957
		134,455
Consumer Discretionary — 10.3%
ADT	374,246	3,260
Amazon.com *	18,124	3,980
BorgWarner	157,350	6,917
Carnival *	378,237	10,935
Expedia Group	61,785	13,207
Ford Motor	1,489,544	17,815
General Motors	333,686	20,345
H&R Block	108,057	5,464
Lear	37,961	3,819
Macy's	197,327	3,538
Toll Brothers	8,415	1,162
Travel + Leisure	47,309	2,814
		93,256
Consumer Staples — 5.1%
Albertsons, Cl A	295,620	5,176
Altria Group	14,161	936
Archer-Daniels-Midland	34,986	2,090
Ingredion	46,738	5,707
Kroger	284,191	19,157
Molson Coors Beverage, Cl B	67,287	3,045
Pilgrim's Pride	30,823	1,255
Post Holdings *	36,706	3,945
Seaboard	77	281
US Foods Holding *	55,173	4,227
		45,819
Energy — 1.6%
APA	261,606	6,352
Exxon Mobil	8,325	939
Marathon Petroleum	13,217	2,547
Valero Energy	26,446	4,503
		14,341
Financials — 18.6%
Affiliated Managers Group	21,659	5,164
Ally Financial	189,917	7,445
American International Group	141,248	11,094
Axis Capital Holdings	54,034	5,176
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Bank OZK	74,096	$3,777
Brighthouse Financial *	43,575	2,313
Citigroup	163,602	16,606
Citizens Financial Group	319,757	16,998
Corebridge Financial	205,151	6,575
Everest Group	30,665	10,740
Janus Henderson Group	56,997	2,537
Lincoln National	123,799	4,993
Old Republic International	82,647	3,510
OneMain Holdings, Cl A	82,077	4,634
Popular	49,825	6,328
Prudential Financial	42,403	4,399
Reinsurance Group of America	45,940	8,826
RenaissanceRe Holdings	34,086	8,656
Rithm Capital ‡	345,485	3,935
Synchrony Financial	271,518	19,291
Unum Group	136,716	10,634
Zions Bancorp	82,198	4,651
		168,282
Health Care — 11.7%
Bristol-Myers Squibb	24,461	1,103
Cardinal Health	118,896	18,662
Cencora	16,757	5,237
DaVita *	29,296	3,893
Exelixis *	6,205	256
GE HealthCare Technologies	12,087	908
Gilead Sciences	97,695	10,844
HCA Healthcare	25,204	10,742
Jazz Pharmaceuticals *	42,635	5,619
McKesson	14,249	11,008
Medtronic	9,479	903
Pfizer	612,040	15,595
Solventum *	17,099	1,248
Tenet Healthcare *	59,637	12,109
Universal Health Services, Cl B	8,663	1,771
Viatris, Cl W	546,269	5,408
		105,306
Industrials — 4.4%
Alaska Air Group *	13,680	681
American Airlines Group *	464,127	5,217
Concentrix	32,944	1,520
Delta Air Lines	136,111	7,724
Leidos Holdings	71,590	13,528
Ryder System	15,047	2,838
Textron	10,842	916
United Airlines Holdings *	79,145	7,638
		40,062
Information Technology — 28.1%
Amdocs	47,195	3,872
Amkor Technology	78,743	2,236
Apple	111,943	28,504

4	SEI Exchange Traded Funds

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Arrow Electronics *	49,474	$5,986
Avnet	65,547	3,427
Cirrus Logic *	13,351	1,673
Cisco Systems	277,236	18,968
Cognizant Technology Solutions, Cl A	174,640	11,713
Dell Technologies, Cl C	98,989	14,034
Dropbox, Cl A *	141,583	4,277
DXC Technology *	124,345	1,695
F5 *	21,545	6,963
Flex *	16,644	965
Gen Digital	187,636	5,327
Hewlett Packard Enterprise	917,549	22,535
Micron Technology	106,117	17,756
Microsoft	58,481	30,290
NetApp	144,660	17,136
NVIDIA	167,117	31,181
QUALCOMM	84,813	14,109
Skyworks Solutions	37,058	2,853
Teradata *	42,145	907
Vontier	105,332	4,421
Zoom Video Communications, Cl A *	32,944	2,718
		253,546
Materials — 1.5%
Crown Holdings	84,242	8,137
Mosaic	53,122	1,842
Newmont	43,523	3,670
		13,649
Utilities — 3.2%
Consolidated Edison	65,206	6,554
Exelon	88,203	3,970
FirstEnergy	56,085	2,570
MDU Resources Group	147,623	2,629
NRG Energy	51,912	8,407
UGI	157,655	5,244
		29,374
Total Common Stock
(Cost $764,242) ($ Thousands)		898,090
Total Investments in Securities — 99.4%
(Cost $764,242) ($ Thousands)		$898,090

Percentages are based on Net Assets of $903,782 ($ Thousands).

*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

As of September 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

SEI Enhanced Low Volatility U.S. Large Cap ETF

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 99.3%

Communication Services — 15.5%
Alphabet, Cl A	10,367	$2,520
Alphabet, Cl C	13,709	3,339
AT&T	172,361	4,868
Comcast, Cl A	59,158	1,859
Electronic Arts	22,273	4,492
Fox, Cl A	32,226	2,032
Fox, Cl B	19,092	1,094
Omnicom Group	16,257	1,325
T-Mobile US	4,482	1,073
Verizon Communications	85,993	3,779
		26,381
Consumer Discretionary — 4.2%
Booking Holdings	584	3,153
Domino's Pizza	372	161
H&R Block	25,594	1,294
McDonald's	6,653	2,022
Service Corp International	1,305	109
Yum! Brands	2,389	363
		7,102
Consumer Staples — 11.9%
Altria Group	54,890	3,626
Clorox	8,857	1,092
Colgate-Palmolive	39,536	3,160
General Mills	28,160	1,420
Mondelez International, Cl A	6,550	409
Philip Morris International	10,127	1,643
Procter & Gamble	23,999	3,687
Walmart	50,299	5,184
		20,221
Energy — 1.8%
Chevron	20,023	3,109

Financials — 11.1%
Allstate	5,303	1,138
Berkshire Hathaway, Cl B *	636	320
Chubb	8,592	2,425
Loews	4,350	437
Markel Group *	1,139	2,177
Marsh & McLennan	1,619	326
Mastercard, Cl A	5,649	3,213
Travelers	5,650	1,578
Visa, Cl A	9,518	3,249
W R Berkley	53,021	4,063
		18,926
Health Care — 16.4%
Bristol-Myers Squibb	44,600	2,011
Cardinal Health	28,346	4,449
Cencora	7,108	2,222
Chemed	647	290
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Gilead Sciences	35,052	$3,891
Johnson & Johnson	27,499	5,099
McKesson	5,437	4,200
Merck	36,432	3,058
Pfizer	30,388	774
Quest Diagnostics	9,467	1,804
		27,798
Industrials — 8.2%
Expeditors International of Washington	21,055	2,581
Genpact	7,796	327
Lockheed Martin	901	450
Republic Services, Cl A	18,402	4,223
Snap-on	1,406	487
Verisk Analytics, Cl A	12,305	3,095
Waste Management	12,965	2,863
		14,026
Information Technology — 23.9%
Accenture, Cl A	6,711	1,655
Amdocs	20,631	1,693
Apple	21,715	5,529
Arrow Electronics *	10,606	1,283
Avnet	14,346	750
Cisco Systems	63,462	4,342
Cognizant Technology Solutions, Cl A	46,164	3,096
Dolby Laboratories, Cl A	10,234	741
Dropbox, Cl A *	34,471	1,041
F5 *	8,511	2,751
Gen Digital	60,140	1,707
International Business Machines	3,394	958
Microsoft	9,890	5,123
Motorola Solutions	7,796	3,565
Roper Technologies	6,178	3,081
VeriSign	12,141	3,394
		40,709
Materials — 0.5%
NewMarket	927	768

Utilities — 5.8%
Atmos Energy	7,054	1,205
CMS Energy	1,397	102
Consolidated Edison	30,307	3,046
DTE Energy	4,109	581
Duke Energy	25,632	3,172
FirstEnergy	4,431	203
National Fuel Gas	14,107	1,303

6	SEI Exchange Traded Funds

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
NiSource	4,458	$193
		9,805

Total Common Stock
(Cost $147,745) ($ Thousands)		168,845
Total Investments in Securities — 99.3%
(Cost $147,745) ($ Thousands)		$168,845

Percentages are based on Net Assets of $169,983 ($ Thousands).

*	Non-income producing security.

As of September 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

SEI Select Emerging Markets Equity ETF

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 95.2%
Brazil — 3.3%
Communication Services — 0.7%
Telefonica Brasil	185,460	$1,184
TIM	209,293	923
		2,107
Consumer Discretionary — 0.9%
Cyrela Brazil Realty Empreendimentos e Participacoes	101,090	583
Lojas Renner	275,986	776
Vibra Energia	357,648	1,655
		3,014
Consumer Staples — 0.1%
Natura Cosmeticos *	185,395	326

Energy — 0.2%
PRIO *	71,950	515

Information Technology — 0.3%
TOTVS	115,938	994

Materials — 0.4%
Vale	105,614	1,142

Utilities — 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	24,488	608
CPFL Energia	121,618	896
Equatorial Energia	86,236	597
		2,101
Total Brazil		10,199

Chile — 1.1%
Consumer Discretionary — 0.3%
Falabella	140,293	832

Financials — 0.3%
Banco de Chile	5,550,233	843

Utilities — 0.5%
Colbun	3,265,228	516
Enel Americas	5,596,664	564
Enel Chile	7,719,320	597
		1,677
Total Chile		3,352

China — 29.3%
Communication Services — 7.7%
Baidu, Cl A *	53,323	913
Hello Group ADR	69,667	517
JOYY ADR	10,025	588
NetEase	142,372	4,333
Tencent Holdings	193,831	16,517
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Tencent Music Entertainment Group ADR	23,464	$548
		23,416
Consumer Discretionary — 8.9%
Alibaba Group Holding	606,061	13,788
Fuyao Glass Industry Group, Cl A	58,800	606
Geely Automobile Holdings	662,420	1,664
Haier Smart Home, Cl H	394,319	1,284
Hangzhou Robam Appliances, Cl A	252,100	676
JD.com, Cl A	105,605	1,880
Meituan, Cl B *	47,185	634
Midea Group, Cl A	53,200	543
PDD Holdings ADR *	10,208	1,349
Pop Mart International Group	51,280	1,758
TCL Electronics Holdings	455,300	614
Trip.com Group	11,830	906
Vipshop Holdings ADR	95,512	1,876
		27,578
Consumer Staples — 1.2%
Eastroc Beverage Group, Cl A	12,300	525
Foshan Haitian Flavouring & Food, Cl A	133,800	732
JD Health International *	66,100	565
Tingyi Cayman Islands Holding	414,600	555
Uni-President China Holdings	375,900	397
Want Want China Holdings	1,178,300	801
		3,575
Energy — 0.2%
PetroChina, Cl H	741,400	675

Financials — 5.0%
China CITIC Bank, Cl H	645,900	555
China Construction Bank, Cl H	606,235	583
China Life Insurance, Cl H	594,605	1,689
China Pacific Insurance Group, Cl A	104,200	514
China Pacific Insurance Group, Cl H	172,865	688
China Reinsurance Group, Cl H	3,218,300	641
CITIC Securities, Cl H	187,900	744
Far East Horizon	688,930	608
FinVolution Group ADR	51,641	381
Industrial & Commercial Bank of China, Cl H	1,445,817	1,067
New China Life Insurance, Cl A	63,400	545
New China Life Insurance, Cl H	137,000	813
People's Insurance Group of China, Cl H	2,269,931	1,987
PICC Property & Casualty, Cl H	512,948	1,158
Ping An Insurance Group of China, Cl H	227,571	1,552
Qifu Technology ADR	23,167	667
Shenwan Hongyuan Group, Cl A	765,600	573
		14,765
Health Care — 0.8%
Hansoh Pharmaceutical Group	197,600	916
Jiangsu Hengrui Pharmaceuticals, Cl A	146,000	1,467
		2,383

8	SEI Exchange Traded Funds

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)

Industrials — 2.7%
Centre Testing International Group, Cl A	228,900	$413
China Communications Services, Cl H	862,007	510
CITIC	491,500	721
Contemporary Amperex Technology, Cl A	29,400	1,660
COSCO SHIPPING Holdings, Cl A	395,400	797
COSCO SHIPPING Holdings, Cl H	309,700	482
Qingdao Port International, Cl H	583,000	540
Sany Heavy Industry, Cl A	204,200	667
SF Holding, Cl A	86,300	489
Sinopec Engineering Group, Cl H	623,240	541
Yangzijiang Shipbuilding Holdings	245,828	643
Zoomlion Heavy Industry Science and Technology	658,100	617
		8,080
Information Technology — 1.6%
AAC Technologies Holdings	127,670	751
WUS Printed Circuit Kunshan, Cl A	61,600	636
Xiaomi, Cl B *	520,811	3,615
		5,002
Materials — 0.9%
China Hongqiao Group	341,995	1,161
Fufeng Group	613,800	691
Zijin Mining Group, Cl H	190,700	799
		2,651
Real Estate — 0.3%
China Resources Land	254,630	994
Total China		89,119

Colombia — 0.5%
Financials — 0.5%
GRUPO CIBEST	38,268	591
GRUPO CIBEST ADR	17,032	885
		1,476
Total Colombia		1,476

Egypt — 0.6%
Financials — 0.6%
Commercial International Bank	896,661	1,893

Greece — 1.4%
Communication Services — 0.2%
Hellenic Telecommunications Organization	28,617	542

Consumer Discretionary — 0.5%
JUMBO	32,229	1,107
OPAP	23,819	556
		1,663
Financials — 0.7%
ALPHA BANK	192,512	817
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Eurobank Ergasias Services and Holdings	287,753	$1,110
		1,927
Total Greece		4,132

Hong Kong — 0.9%
Consumer Staples — 0.4%
WH Group	1,247,440	1,352

Health Care — 0.5%
Sino Biopharmaceutical	1,469,300	1,537

Materials — 0.0%
Zijin Mining Group	543	–
Total Hong Kong		2,889

Hungary — 2.3%
Communication Services — 0.3%
Magyar Telekom Telecommunications	140,200	750

Energy — 0.4%
MOL Hungarian Oil & Gas	156,571	1,274

Financials — 1.4%
OTP Bank Nyrt	49,457	4,280

Health Care — 0.2%
Richter Gedeon Nyrt	23,879	728
Total Hungary		7,032

India — 10.9%
Communication Services — 0.4%
Bharti Airtel	27,695	586
Indus Towers *	136,576	527
		1,113
Consumer Discretionary — 1.1%
Mahindra & Mahindra	16,741	646
Maruti Suzuki India	11,104	2,005
Vishal Mega Mart *	347,484	583
		3,234
Consumer Staples — 0.7%
Britannia Industries	8,398	567
Marico	178,994	1,406
		1,973
Energy — 2.5%
Bharat Petroleum	493,998	1,890
Great Eastern Shipping	47,442	531
Hindustan Petroleum	109,024	544
Indian Oil	281,572	475
Oil & Natural Gas	833,887	2,249
Petronet LNG	381,179	1,197
Reliance Industries	43,810	673
		7,559

SEI Exchange Traded Funds	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

SEI Select Emerging Markets Equity ETF (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Financials — 3.5%
Bank of Baroda	200,416	$584
Canara Bank	600,770	837
General Insurance	93,104	386
HDFC Asset Management	13,780	859
HDFC Bank	155,680	1,667
ICICI Bank ADR	93,415	2,824
L&T Finance	289,229	812
LIC Housing Finance	110,108	701
Muthoot Finance	42,391	1,469
REC	101,826	428
SBI Cards & Payment Services	44,462	439
		11,006
Health Care — 0.1%
Dr Reddy's Laboratories	28,378	391

Industrials — 0.5%
Ashok Leyland	645,746	1,038
Polycab India	7,144	586
		1,624
Information Technology — 0.5%
Infosys ADR	98,884	1,609

Materials — 1.4%
Chambal Fertilisers and Chemicals	72,876	419
Coromandel International	42,836	1,085
Hindalco Industries	56,005	481
National Aluminium	313,170	754
NMDC	553,273	476
Vedanta	177,495	931
		4,146
Utilities — 0.2%
Power Grid	165,332	522
Total India		33,177

Indonesia — 1.1%
Consumer Staples — 0.3%
Indofood Sukses Makmur	1,706,050	740

Financials — 0.3%
Bank Central Asia	914,958	419
Bank Rakyat Indonesia Persero	2,864,272	670
		1,089
Health Care — 0.1%
Kalbe Farma	3,958,721	268

Industrials — 0.2%
Astra International	2,129,859	738
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Utilities — 0.2%
Perusahaan Gas Negara	4,306,241	$437
Total Indonesia		3,272

Malaysia — 0.3%
Financials — 0.1%
Public Bank	439,398	452

Industrials — 0.2%
My EG Services	2,487,444	502
Total Malaysia		954

Mexico — 2.0%
Consumer Staples — 0.4%
Fomento Economico Mexicano	120,367	1,185

Financials — 1.4%
Banco del Bajio	348,374	877
Gentera	241,132	627
Grupo Financiero Banorte, Cl O	214,705	2,154
Regional	64,598	580
		4,238
Materials — 0.2%
Grupo Mexico	90,075	783
Total Mexico		6,206

Philippines — 0.8%
Financials — 0.4%
BDO Unibank	185,173	423
Metropolitan Bank & Trust	678,183	792
		1,215
Industrials — 0.4%
GT Capital Holdings	36,998	366
International Container Terminal Services	105,679	856
		1,222
Total Philippines		2,437

Poland — 0.8%
Communication Services — 0.2%
CD Projekt	7,551	563

Financials — 0.2%
Powszechny Zaklad Ubezpieczen	36,155	542

Utilities — 0.4%
Enea	128,880	627
PGE Polska Grupa Energetyczna *	220,221	652
		1,279
Total Poland		2,384

Qatar — 0.5%
Communication Services — 0.4%
Ooredoo QPSC	301,588	1,132

10	SEI Exchange Traded Funds

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Real Estate — 0.1%
Barwa Real Estate	587,058	$431
Total Qatar		1,563

Saudi Arabia — 1.2%
Communication Services — 0.4%
Etihad Etisalat	65,681	1,183

Consumer Discretionary — 0.1%
United Electronics	19,164	458

Energy — 0.5%
Saudi Arabian Oil	210,800	1,384

Materials — 0.2%
SABIC Agri-Nutrients	17,352	552
Total Saudi Arabia		3,577

South Africa — 3.9%
Communication Services — 0.3%
Vodacom Group	118,972	919

Consumer Discretionary — 1.4%
Mr Price Group	37,803	446
Naspers, Cl N	9,127	3,309
Pepkor Holdings	281,951	397
		4,152
Consumer Staples — 0.9%
AVI	152,862	876
Bid	29,267	733
Clicks Group	26,517	542
Tiger Brands	31,940	572
		2,723
Financials — 0.6%
Capitec Bank Holdings	2,682	540
Nedbank Group	47,822	592
Sanlam	150,385	729
		1,861
Materials — 0.3%
Gold Fields	15,512	656
Kumba Iron Ore	22,936	432
		1,088
Real Estate — 0.4%
Resilient REIT ‡	152,291	565
Vukile Property Fund ‡	520,805	626
		1,191
Total South Africa		11,934

South Korea — 12.3%
Communication Services — 0.6%
Krafton *	2,340	488
KT ADR	27,652	539

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
LG Uplus	69,557	$761
		1,788
Consumer Discretionary — 2.4%
Coway	20,393	1,432
Hankook Tire & Technology	29,462	805
Hyundai Mobis	5,617	1,195
Kia	44,550	3,197
LG Electronics	10,233	551
		7,180
Consumer Staples — 0.3%
KT&G	7,238	689
Orion	5,452	403
		1,092
Financials — 2.1%
Hana Financial Group	35,814	2,226
Industrial Bank of Korea	51,415	713
KB Financial Group	8,168	672
Shinhan Financial Group	27,552	1,390
Woori Financial Group	78,656	1,455
		6,456
Health Care — 0.1%
Samsung Biologics *	554	394

Industrials — 2.2%
GS Holdings	15,502	508
HD Korea Shipbuilding & Offshore Engineering	2,198	644
Hyundai Glovis	7,792	919
Hyundai Rotem	3,874	605
LG	11,894	610
Samsung E&A	29,900	571
Samsung Heavy Industries *	41,790	652
SK	3,572	535
SK Square *	9,615	1,381
		6,425
Information Technology — 4.6%
Samsung Electronics	162,016	9,688
SK Hynix	17,329	4,292
		13,980
Total South Korea		37,315

Taiwan — 17.0%
Communication Services — 0.4%
Chunghwa Telecom	280,958	1,231

Consumer Discretionary — 0.1%
FuSheng Precision	43,726	374

Consumer Staples — 0.3%
Uni-President Enterprises	381,261	981

SEI Exchange Traded Funds	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

SEI Select Emerging Markets Equity ETF (Concluded)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)

Financials — 0.2%
CTBC Financial Holding	507,708	$715

Industrials — 1.0%
Acter Group	21,214	539
China Airlines	862,836	590
Eva Airways	910,586	1,138
Evergreen Marine Taiwan	106,616	626
		2,893
Information Technology — 15.0%
Accton Technology	33,214	1,139
Advantech	52,198	546
Asia Vital Components	15,304	493
Asustek Computer	32,756	721
Catcher Technology	125,054	749
Delta Electronics	133,488	3,740
Elite Material	16,538	665
King Slide Works	8,168	882
Largan Precision	17,899	1,380
MediaTek	66,559	2,872
Realtek Semiconductor	47,372	855
Taiwan Semiconductor Manufacturing	722,285	30,927
Zhen Ding Technology Holding	113,372	617
		45,586
Total Taiwan		51,780

Thailand — 1.3%
Communication Services — 0.3%
Advanced Info Service NVDR	100,654	904

Energy — 0.5%
PTT Exploration & Production NVDR	397,991	1,418

Financials — 0.5%
Kasikornbank NVDR	179,088	926
Krung Thai Bank NVDR	775,441	593
		1,519
Total Thailand		3,841

Turkey — 0.7%
Financials — 0.5%
Turkiye Garanti Bankasi	128,591	432
Turkiye Is Bankasi, Cl C	1,790,329	609
Yapi ve Kredi Bankasi *	682,988	558
		1,599
Industrials — 0.2%
Turk Hava Yollari AO	86,914	658
Total Turkey		2,257

United Arab Emirates — 2.8%
Financials — 0.8%
Abu Dhabi Islamic Bank PJSC	94,400	560
Dubai Islamic Bank PJSC	281,519	734
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Emirates NBD Bank PJSC	206,124	$1,364
		2,658
Industrials — 0.2%
Air Arabia PJSC	529,657	541

Real Estate — 1.8%
Aldar Properties PJSC	324,374	837
Emaar Development PJSC	219,878	805
Emaar Properties PJSC	1,002,341	3,561
		5,203
Total United Arab Emirates		8,402

United Kingdom — 0.2%
Utilities — 0.2%
Metlen Energy & Metals *	10,025	558

Total Common Stock
(Cost $242,214) ($ Thousands)		289,749

PREFERRED STOCK — 2.7%
Brazil — 2.2%
Energy — 0.8%
Petroleo Brasileiro(A)	433,071	2,549

Financials — 1.4%
Banco Bradesco (A)	292,922	975
Itau Unibanco Holding (A)	201,151	1,474
Itausa(A)	780,411	1,690
		4,139
Total Brazil		6,688

South Korea — 0.5%
Consumer Discretionary — 0.2%
Hyundai Motor(A)	5,124	596

Information Technology — 0.3%
Samsung Electronics(A)	20,866	987
Total South Korea		1,583

Total Preferred Stock
(Cost $7,318) ($ Thousands)		8,271

EXCHANGE-TRADED FUND — 1.0%
United States — 1.0%
International Equity — 1.0%
iShares Core MSCI Emerging Markets ETF	43,586	2,873

Total Exchange-Traded Fund
(Cost $2,707) ($ Thousands)		2,873
Total Investments in Securities — 98.9%
(Cost $252,239) ($ Thousands)		$300,893

12	SEI Exchange Traded Funds

Percentages are based on Net Assets of $304,239 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	No interest rate available.

As of September 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

SEI Select International Equity ETF

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† — 98.8%
Australia — 3.2%
Consumer Discretionary — 0.9%
Aristocrat Leisure	24,692	$1,145
Eagers Automotive	61,560	1,196
JB Hi-Fi	27,836	2,140
Lottery	277,372	1,081
Super Retail Group	94,100	1,014
		6,576
Financials — 0.4%
Medibank Pvt	657,419	2,100
QBE Insurance Group	78,392	1,070
		3,170
Health Care — 0.1%
Cochlear	5,238	970

Industrials — 0.7%
Aurizon Holdings	471,723	997
Brambles	72,909	1,198
Qantas Airways	184,505	1,335
Qube Holdings	404,664	1,102
		4,632
Materials — 0.8%
Northern Star Resources	143,674	2,260
Perseus Mining	665,126	2,160
Rio Tinto	17,778	1,170
		5,590
Real Estate — 0.3%
Charter Hall Group ‡	104,394	1,574
Dexus ‡	200,858	956
		2,530
Total Australia		23,468

Austria — 1.5%
Energy — 0.2%
OMV	22,829	1,218

Financials — 1.0%
BAWAG Group	13,289	1,749
Erste Group Bank	47,628	4,656
Raiffeisen Bank International	30,068	1,036
		7,441
Industrials — 0.1%
ANDRITZ	13,325	938

Materials — 0.2%
voestalpine	33,469	1,195
Total Austria		10,792
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Belgium — 1.6%
Financials — 0.9%
Ageas	21,648	$1,498
KBC Group	42,895	5,113
		6,611
Health Care — 0.6%
UCB	14,257	3,937

Materials — 0.1%
Umicore	57,279	1,017
Total Belgium		11,565

Brazil — 0.2%
Materials — 0.2%
Yara International	43,791	1,600

China — 0.9%
Consumer Discretionary — 0.4%
ANTA Sports Products	82,885	996
Prosus	20,199	1,423
		2,419
Consumer Staples — 0.1%
Wilmar International	380,850	842

Industrials — 0.4%
SITC International Holdings	365,568	1,408
Yangzijiang Shipbuilding Holdings	589,253	1,540
		2,948
Total China		6,209

Denmark — 1.3%
Consumer Discretionary — 0.1%
Pandora	6,281	819

Financials — 0.8%
Danske Bank	114,371	4,877
Jyske Bank	9,840	1,097
		5,974
Industrials — 0.4%
AP Moller - Maersk, Cl A	923	1,806
Per Aarsleff Holding	10,182	1,099
		2,905
Total Denmark		9,698

Finland — 1.5%
Financials — 0.3%
Nordea Bank Abp	142,102	2,333

Health Care — 0.3%
Orion, Cl B	26,754	2,048

14	SEI Exchange Traded Funds

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Industrials — 0.6%
Kone, Cl B	47,080	$3,209
Konecranes	15,734	1,298
		4,507
Information Technology — 0.3%
Nokia	372,262	1,784
Total Finland		10,672

France — 8.8%
Communication Services — 0.4%
Orange	92,173	1,496
Publicis Groupe	13,367	1,283
		2,779
Consumer Discretionary — 1.5%
Accor	35,609	1,686
Cie Generale des Etablissements Michelin SCA	113,784	4,083
Hermes International SCA	400	979
LVMH Moet Hennessy Louis Vuitton	5,454	3,336
Renault	21,614	884
		10,968
Consumer Staples — 0.3%
Carrefour	89,437	1,355
L'Oreal	2,248	973
		2,328
Energy — 0.4%
Technip Energies	29,789	1,403
TotalEnergies	18,760	1,140
		2,543
Financials — 1.1%
Amundi	14,103	1,117
AXA	47,815	2,283
BNP Paribas	34,548	3,139
SCOR	32,687	1,152
		7,691

Health Care — 0.2%
Ipsen	12,166	1,624

Industrials — 3.8%
Airbus	13,498	3,131
Bouygues	22,752	1,025
Bureau Veritas	73,323	2,295
Cie de Saint-Gobain	29,078	3,132
Eiffage	12,928	1,651
Legrand	29,120	4,811
Rexel	126,615	4,142
Safran	13,003	4,585
Teleperformance	32,681	2,432
Thales	3,572	1,119
		28,323
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)

Information Technology — 0.1%
Dassault Systemes	21,515	$721

Materials — 0.3%
Arkema	30,030	1,891

Real Estate — 0.5%
Covivio ‡	16,008	1,076
Klepierre ‡	50,463	1,966
		3,042

Utilities — 0.2%
Engie	82,212	1,763
Total France		63,673

Germany — 9.8%
Communication Services — 0.8%
CTS Eventim & KGaA	15,433	1,512
Deutsche Telekom	126,581	4,315
		5,827
Consumer Discretionary — 1.0%
Auto1 Group *	35,353	1,205
Continental	33,306	2,196
Mercedes-Benz Group	54,804	3,443
		6,844
Financials — 1.8%
Commerzbank	121,291	4,573
Deutsche Bank	43,363	1,526
Deutsche Boerse	24,336	6,523
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,649	1,053
		13,675
Health Care — 1.0%
Bayer	96,102	3,188
Fresenius Medical Care	81,307	4,267
		7,455
Indusrtials — 0.1%
Aumovio *	16,641	687

Industrials — 2.2%
Daimler Truck Holding	82,354	3,389
Deutsche Lufthansa	133,428	1,130
GEA Group	34,548	2,551
MTU Aero Engines	4,383	2,013
Rheinmetall	728	1,698
Siemens Energy *	48,940	5,717
		16,498
Information Technology — 1.1%
SAP	28,846	7,724

SEI Exchange Traded Funds	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

SEI Select International Equity ETF (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Materials — 1.3%
BASF	68,437	$3,409
Evonik Industries	93,504	1,623
Heidelberg Materials	18,781	4,227
		9,259
Utilities — 0.5%
E.ON	62,870	1,183
RWE	44,586	1,981
		3,164
Total Germany		71,133

Hong Kong — 1.6%
Consumer Staples — 0.2%
WH Group	1,203,510	1,304

Financials — 0.6%
AIA Group	304,067	2,918
Futu Holdings ADR	8,558	1,488
		4,406
Industrials — 0.3%
Jardine Matheson Holdings	24,894	1,568
Swire Pacific, Cl A	112,278	952
		2,520
Real Estate — 0.5%
CK Asset Holdings	218,272	1,058
Hongkong Land Holdings	162,033	1,026
Sun Hung Kai Properties	86,908	1,041
		3,125
Total Hong Kong		11,355

Ireland — 1.3%
Financials — 1.3%
AIB Group	279,154	2,530
Bank of Ireland Group	394,886	6,503
		9,033
Total Ireland		9,033

Israel — 1.0%
Financials — 0.9%
Bank Leumi Le-Israel	313,403	6,194

Information Technology — 0.1%
Check Point Software Technologies *	4,920	1,018
Total Israel		7,212

Italy — 4.4%
Consumer Discretionary — 0.5%
Ferrari	2,735	1,323
Lottomatica Group Spa	41,687	1,123
Technogym	62,784	1,065
		3,511
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Consumer Staples — 0.4%
Coca-Cola HBC	54,613	$2,576

Energy — 0.3%
Eni	111,248	1,943

Financials — 2.1%
FinecoBank Banca Fineco	46,377	1,003
Generali	100,759	3,956
Intesa Sanpaolo	355,055	2,342
Poste Italiane	78,869	1,871
UniCredit	70,692	5,355
Unipol Gruppo	72,114	1,547
		16,074
Health Care — 0.1%
Recordati Industria Chimica e Farmaceutica	14,421	876

Utilities — 1.0%
A2A	405,858	1,062
Enel	508,985	4,824
Italgas	133,280	1,227
		7,113
Total Italy		32,093

Japan — 22.0%
Communication Services — 0.1%
Kakaku.com	53,342	917

Consumer Discretionary — 4.7%
Aisin	62,384	1,081
Asics	64,785	1,699
Bandai Namco Holdings	82,017	2,735
Bridgestone	66,141	3,067
Food & Life	27,867	1,460
Haseko	115,505	1,976
Iida Group Holdings	72,310	1,156
Mazda Motor	122,635	898
Niterra	43,604	1,687
Panasonic Holdings	107,803	1,175
Ryohin Keikaku	112,216	2,238
Sankyo	85,034	1,481
Sanrio	31,341	1,475
Shimamura	14,892	997
Shimano	11,250	1,265
Subaru	89,014	1,826
Sumitomo Electric Industries	126,216	3,605
Toyo Tire	42,780	1,139
USS	147,050	1,690
Yokohama Rubber	37,620	1,397
		34,047
Consumer Staples — 0.9%
Aeon	284,724	3,461

16	SEI Exchange Traded Funds

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Japan Tobacco	32,891	$1,083
Suntory Beverage & Food	66,768	2,091
		6,635
Energy — 0.7%
ENEOS Holdings	169,880	1,081
Inpex	127,643	2,310
Nippon Mining *	144,572	1,919
		5,310
Financials — 1.9%
Fukuoka Financial Group	29,589	889
Japan Post Holdings	143,505	1,428
Japan Post Insurance	46,405	1,317
Mitsubishi UFJ Financial Group	236,081	3,827
Resona Holdings	374,334	3,829
Sumitomo Mitsui Financial Group	41,556	1,175
T&D Holdings	46,817	1,148
		13,613
Health Care — 2.1%
Chugai Pharmaceutical	60,528	2,643
Hoya	8,809	1,221
Olympus	274,731	3,481
Shionogi	279,182	4,899
Takeda Pharmaceutical	55,741	1,629
Toho Holdings	27,212	1,006
		14,879
Industrials — 6.1%
Amada	87,972	1,084
Central Japan Railway	64,708	1,859
COMSYS Holdings	42,080	1,052
Dai Nippon Printing	70,102	1,194
Daikin Industries	17,355	2,007
EXEO Group	79,009	1,146
Fujikura	23,767	2,326
Furukawa Electric	19,783	1,221
Hikari Tsushin	4,695	1,312
Kajima	56,580	1,653
Kinden	35,133	1,204
Komatsu	148,577	5,191
MINEBEA MITSUMI	121,642	2,298
Mitsubishi Heavy Industries	100,325	2,635
NGK Insulators	70,557	1,185
NSK	206,656	1,070
Obayashi	145,257	2,389
Recruit Holdings	17,351	936
Sankyu	23,609	1,295
Sanwa Holdings	52,765	1,513
Shimizu	161,130	2,269
Sumitomo	36,936	1,072
Taisei	16,832	1,159
Toyota Tsusho	167,783	4,660
		43,730
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)

Information Technology — 2.7%
Anritsu	80,109	$1,023
BIPROGY	26,156	1,069
Brother Industries	47,815	802
Canon	61,931	1,819
Keyence	6,303	2,355
Murata Manufacturing	252,447	4,813
SCSK	41,667	1,250
Seiko Epson	70,054	900
TDK	254,010	3,695
TIS	56,839	1,880
		19,606
Materials — 1.3%
Asahi Kasei	275,026	2,169
JFE Holdings	68,996	849
Kobe Steel	77,484	917
Nippon Steel	470,855	1,943
Nitto Denko	54,506	1,298
Oji Holdings	211,649	1,159
Tosoh	62,748	930
		9,265
Real Estate — 0.9%
Daiwa House Industry	84,834	3,056
Sumitomo Realty & Development	80,727	3,570
		6,626
Utilities — 0.6%
Chubu Electric Power	101,073	1,409
Kansai Electric Power	85,245	1,223
Kyushu Electric Power	92,228	924
Tokyo Electric Power Holdings *	204,620	962
		4,518
Total Japan		159,146

Luxembourg — 0.8%
Materials — 0.8%
ArcelorMittal	159,917	5,746

Macao — 0.5%
Consumer Discretionary — 0.5%
Galaxy Entertainment Group	677,527	3,734

Netherlands — 4.7%
Communication Services — 0.2%
Universal Music Group	58,310	1,683

Consumer Staples — 0.4%
Koninklijke Ahold Delhaize	73,927	2,992

Energy — 0.2%
Koninklijke Vopak	19,892	912

SEI Exchange Traded Funds	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

SEI Select International Equity ETF (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
SBM Offshore	38,881	$994
		1,906
Financials — 2.0%
ABN AMRO Bank	53,872	1,725
Aegon	145,818	1,171
Euronext	14,509	2,172
ING Groep	267,473	6,938
NN Group	27,836	1,959
		13,965
Health Care — 0.4%
Argenx *	1,333	967
Koninklijke Philips	67,559	1,829
		2,796
Industrials — 0.8%
Koninklijke BAM Groep	155,237	1,466
Randstad	38,124	1,620
Wolters Kluwer	18,622	2,541
		5,627
Information Technology — 0.7%
ASML Holding	5,393	5,248
Total Netherlands		34,217

New Zealand — 0.2%
Health Care — 0.2%
Fisher & Paykel Healthcare	58,156	1,251

Norway — 1.0%
Consumer Staples — 0.3%
Orkla	204,941	2,140

Energy — 0.7%
Equinor	215,440	5,256
Total Norway		7,396

Portugal — 0.3%
Consumer Staples — 0.3%
Jeronimo Martins SGPS	76,720	1,866

Singapore — 1.2%
Financials — 0.6%
DBS Group Holdings	30,467	1,209
Oversea-Chinese Banking	76,872	980
United Overseas Bank	71,300	1,912
		4,101
Industrials — 0.4%
Singapore Airlines	182,321	922
Singapore Technologies Engineering	366,366	2,447
		3,369
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Real Estate — 0.2%
Keppel DC REIT ‡	573,338	$1,063
Total Singapore		8,533

Spain — 4.0%
Consumer Discretionary — 0.5%
Amadeus IT Group	34,376	2,727
Industria de Diseno Textil	16,820	928
		3,655

Energy — 0.6%
Repsol	248,654	4,402

Financials — 2.0%
Banco Bilbao Vizcaya Argentaria	311,842	5,987
Banco Santander	381,068	3,973
CaixaBank	388,917	4,088
		14,048

Industrials — 0.5%
ACS Actividades de Construccion y Servicios	26,372	2,107
Aena SME	45,924	1,256
		3,363
Information Technology — 0.1%
Indra Sistemas	22,952	1,028

Utilities — 0.3%
Enagas	65,687	1,027
Iberdrola	60,991	1,154
		2,181
Total Spain		28,677

Sweden — 1.7%
Consumer Discretionary — 0.1%
Evolution	9,510	782

Consumer Staples — 0.2%
AAK	41,606	1,082

Financials — 0.5%
Avanza Bank Holding	28,096	1,043
Skandinaviska Enskilda Banken, Cl A	78,482	1,535
Swedbank	44,078	1,327
		3,905
Industrials — 0.7%
Atlas Copco, Cl A	55,079	931
Atlas Copco, Cl B	160,221	2,401
Loomis, Cl B	23,609	1,008
Saab, Cl B	19,878	1,214
		5,554
Materials — 0.2%
SSAB, Cl B	198,383	1,152
Total Sweden		12,475

18	SEI Exchange Traded Funds

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)

Switzerland — 4.6%
Consumer Discretionary — 0.3%
Cie Financiere Richemont, Cl A	9,629	$1,835

Financials — 2.0%
Helvetia Holding	7,540	1,845
Julius Baer Group	62,866	4,342
Swiss Re	7,973	1,474
UBS Group	106,298	4,343
Zurich Insurance Group	3,488	2,484
		14,488
Health Care — 0.8%
Galenica	9,520	1,035
Lonza Group	1,545	1,024
Sandoz Group	56,840	3,370
Sonova Holding	3,796	1,033
		6,462
Industrials — 0.9%
Belimo Holding	1,512	1,580
Geberit	1,649	1,238
Kardex Holding	2,772	1,077
Schindler Holding	3,150	1,192
Sulzer	5,159	874
		5,961
Information Technology — 0.6%
Logitech International	38,531	4,202
Total Switzerland		32,948

United Kingdom — 15.8%
Communication Services — 0.4%
Auto Trader Group	79,007	838
BT Group, Cl A	375,204	966
Vodafone Group	1,457,471	1,691
		3,495
Consumer Discretionary — 1.5%
Berkeley Group Holdings	18,677	965
Compass Group	96,505	3,286
Inchcape	91,971	857
Kingfisher	280,107	1,164
Next	24,250	4,040
		10,312
Consumer Staples — 3.7%
Coca-Cola Europacific Partners	10,198	922
Cranswick	14,860	1,004
Diageo	53,189	1,271
Imperial Brands	33,230	1,413
J Sainsbury	985,502	4,431
Marks & Spencer Group	746,966	3,665
Premier Foods	349,547	904
Reckitt Benckiser Group	74,169	5,709
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Tesco	1,148,985	$6,891
Unilever	16,600	983
		27,193
Financials — 5.7%
AJ Bell	143,136	1,044
Barclays	1,868,057	9,547
HSBC Holdings	810,776	11,406
Investec	124,767	933
London Stock Exchange Group	20,670	2,370
NatWest Group	820,715	5,763
Paragon Banking Group	80,855	944
Schroders	210,752	1,067
Standard Chartered	419,084	8,099
		41,173
Health Care — 0.9%
AstraZeneca	23,534	3,543
ConvaTec Group	980,766	3,055
		6,598
Industrials — 2.5%
Balfour Beatty	249,739	2,175
CK Hutchison Holdings	196,916	1,297
Howden Joinery Group	325,249	3,693
IMI	36,310	1,118
International Consolidated Airlines Group	471,722	2,457
JET2	41,551	791
RELX	19,073	913
Rentokil Initial	397,404	2,011
Rolls-Royce Holdings	223,352	3,578
		18,033
Information Technology — 0.6%
Halma	60,805	2,824
Sage Group	68,596	1,016
		3,840
Materials — 0.1%
Hill & Smith	35,730	984

Utilities — 0.4%
Centrica	587,656	1,318
Drax Group	120,332	1,133
		2,451
Total United Kingdom		114,079

United States — 4.9%
Consumer Staples — 0.2%
Nestle	17,260	1,585

Energy — 0.8%
Shell	153,921	5,484

SEI Exchange Traded Funds	19

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

SEI Select International Equity ETF (Concluded)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Health Care — 3.3%
GSK	298,909	$6,336
Novartis	71,567	9,005
Roche Holding	20,526	6,705
Sanofi	24,310	2,244
		24,290
Industrials — 0.5%
Experian	66,413	3,328

Information Technology — 0.1%
Monday.com *	2,812	545
Total United States		35,232

Total Common Stock
(Cost $611,754) ($ Thousands)		713,803

PREFERRED STOCK — 0.4%
Germany — 0.4%
Consumer Discretionary — 0.4%
Bayerische Motoren Werke (A)	11,188	1,038
Volkswagen(A)	14,756	1,594
		2,632

Total Preferred Stock
(Cost $2,526) ($ Thousands)		2,632

	Number of Rights
RIGHTS — 0.0%
Singapore — 0.0%
Keppel DC REIT, Expires 10/16/2025 *	45,286	5
Total Rights
(Cost $—) ($ Thousands)		5

Total Investments in Securities — 99.2%
(Cost $614,280) ($ Thousands)		$716,440

Percentages are based on Net Assets of $722,504 ($ Thousands).

*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	No interest rate available.

As of September 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

20	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

SEI Select Small Cap ETF

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 99.8%

Communication Services — 1.0%
Angi, Cl A *	29,147	$474
Bandwidth, Cl A *	16,225	270
Cargurus, Cl A *	27,254	1,015
EverQuote, Cl A *	16,220	371
Gogo *	30,060	258
Scholastic	19,231	526
Yelp, Cl A *	18,673	583
		3,497
Consumer Discretionary — 14.8%
Abercrombie & Fitch, Cl A *	9,379	802
Adient *	28,296	681
Adtalem Global Education *	41,367	6,389
American Axle & Manufacturing Holdings *	84,717	509
American Eagle Outfitters	66,793	1,143
Bloomin' Brands	83,201	597
Brinker International *	26,875	3,405
Burlington Stores *	2,438	620
Cavco Industries *	2,596	1,508
Cooper-Standard Holdings *	20,714	765
Ethan Allen Interiors	16,092	474
Frontdoor *	16,936	1,140
Garrett Motion	42,890	584
GigaCloud Technology, Cl A *	16,935	481
G-III Apparel Group *	21,483	572
Goodyear Tire & Rubber *	40,941	306
Kontoor Brands	47,832	3,816
La-Z-Boy, Cl Z	15,230	523
Meritage Homes	6,394	463
Modine Manufacturing *	20,283	2,883
Monarch Casino & Resort	5,364	568
Ollie's Bargain Outlet Holdings *	7,130	915
Perdoceo Education	14,405	542
Polaris	8,797	511
Pool	1,568	486
Solid Power *	176,625	613
Standard Motor Products	19,505	796
Steven Madden	23,214	777
Stride *	37,466	5,580
Super Group SGHC	47,243	624
Taylor Morrison Home, Cl A *	38,017	2,510
Urban Outfitters *	69,379	4,956
Visteon	8,572	1,027
Whirlpool	13,891	1,092
Wolverine World Wide	51,600	1,416
		50,074
Consumer Staples — 2.6%
Cal-Maine Foods	4,977	468
Church & Dwight	5,285	463
Energizer Holdings	59,206	1,474
Herbalife *	99,837	843
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Mission Produce *	42,468	$511
Pilgrim's Pride	9,640	393
Seneca Foods, Cl A *	4,635	500
Turning Point Brands	16,149	1,597
United Natural Foods *	27,949	1,051
Vital Farms *	36,754	1,512
		8,812
Energy — 2.9%
Archrock	22,894	602
Ardmore Shipping	42,271	502
California Resources	9,807	522
Crescent Energy, Cl A	61,523	549
CVR Energy	19,586	714
Delek US Holdings	57,079	1,842
Excelerate Energy, Cl A	19,453	490
Murphy Oil	20,880	593
Northern Oil & Gas	14,579	362
Par Pacific Holdings *	23,557	834
SandRidge Energy	27,640	312
Scorpio Tankers	17,244	967
Solaris Energy Infrastructure, Cl A	22,650	905
Teekay	59,592	487
		9,681
Financials — 20.8%
Axos Financial *	6,997	592
Banco Latinoamericano de Comercio Exterior, Cl E	16,092	740
Bancorp *	29,869	2,237
Bank of NT Butterfield & Son	13,852	595
Bread Financial Holdings	10,534	587
Bridgewater Bancshares *	20,919	368
Brightsphere Investment Group	31,324	1,509
Camden National	18,293	706
Central Pacific Financial	21,048	639
Chimera Investment ‡	17,546	232
CNO Financial Group	122,483	4,844
Columbia Banking System	62,267	1,603
Comerica	15,878	1,088
Community Trust Bancorp	19,287	1,079
ConnectOne Bancorp	36,903	916
Customers Bancorp *	10,298	673
Dave *	9,057	1,806
Encore Capital Group *	23,604	985
Enova International *	30,584	3,520
First Commonwealth Financial	49,262	840
First Financial	7,261	410
First Financial Bancorp	34,963	883
FirstCash Holdings	19,425	3,077
FNB	77,408	1,247
Great Southern Bancorp	7,696	471
Green Dot, Cl A *	57,993	779
Hancock Whitney	14,447	905

SEI Exchange Traded Funds	21

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

SEI Select Small Cap ETF (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Independent Bank	17,858	$553
Jackson Financial, Cl A	18,586	1,881
Kinsale Capital Group	1,294	550
Lemonade *	26,787	1,434
LendingTree *	5,046	327
Lincoln National	32,103	1,295
Marqeta, Cl A *	471,486	2,489
Mercantile Bank	5,064	228
Metropolitan Bank Holding	6,090	456
Navient	32,648	429
NBT Bancorp	42,342	1,768
Northeast Bank	4,743	475
OFG Bancorp	17,911	779
Old National Bancorp	190,239	4,176
Palomar Holdings *	3,652	426
Pathward Financial	12,550	929
Piper Sandler	3,584	1,244
PJT Partners	3,164	562
Preferred Bank	5,258	475
PROG Holdings	23,814	771
Remitly Global *	24,980	407
Root, Cl A *	3,848	344
Ryan Specialty Holdings, Cl A	7,553	426
Sezzle *	3,951	314
Sierra Bancorp	11,161	323
Southern Missouri Bancorp	9,464	497
StoneX Group *	5,300	535
Tompkins Financial	11,955	792
Towne Bank	13,169	455
UMB Financial	41,549	4,917
Unity Bancorp	8,107	396
Universal Insurance Holdings	20,008	526
Univest Financial	27,114	814
Upstart Holdings *	8,460	430
Victory Capital Holdings, Cl A	30,640	1,984
WisdomTree	128,334	1,784
Zions Bancorp	18,474	1,045
		70,567
Health Care — 15.4%
ACADIA Pharmaceuticals *	26,739	571
Adaptive Biotechnologies *	87,623	1,311
Addus HomeCare *	7,854	927
ADMA Biologics *	32,028	470
Akebia Therapeutics *	124,518	340
Alignment Healthcare *	152,709	2,665
Alkermes *	21,231	637
Amneal Pharmaceuticals *	171,381	1,715
ANI Pharmaceuticals *	22,294	2,042
Arcutis Biotherapeutics *	28,201	532
ARS Pharmaceuticals *	33,649	338
Aurinia Pharmaceuticals *	55,145	609
Aveanna Healthcare Holdings *	58,662	520
Axogen *	23,739	423
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Bio-Techne	8,844	$492
Bridgebio Pharma *	98,922	5,138
Catalyst Pharmaceuticals *	37,767	744
Certara *	37,209	455
ChromaDex *	57,415	536
Collegium Pharmaceutical *	17,068	597
Corcept Therapeutics *	35,028	2,911
GeneDx Holdings, Cl A *	4,017	433
Globus Medical, Cl A *	7,826	448
Haemonetics *	6,526	318
Halozyme Therapeutics *	54,114	3,969
ICU Medical *	3,898	468
Inmode *	30,139	449
Innoviva *	65,987	1,204
Intellia Therapeutics *	121,802	2,103
Krystal Biotech *	3,399	600
LeMaitre Vascular	20,595	1,802
Madrigal Pharmaceuticals *	1,350	619
Merit Medical Systems *	7,484	623
Molina Healthcare *	4,932	944
Novocure *	24,943	322
Nuvation Bio *	205,195	759
Omnicell *	6,239	190
Option Care Health *	14,630	406
Pennant Group *	27,714	699
Phibro Animal Health, Cl A	25,040	1,013
Progyny *	22,057	475
PTC Therapeutics *	15,009	921
Repligen *	4,707	629
Soleno Therapeutics *	25,331	1,712
Supernus Pharmaceuticals *	51,600	2,466
Syndax Pharmaceuticals *	48,308	743
Tarsus Pharmaceuticals *	23,757	1,412
TG Therapeutics *	12,198	441
UFP Technologies *	2,677	534
Veracyte *	22,855	785
Xeris Biopharma Holdings *	91,718	747
		52,207
Industrials — 21.2%
AAON	6,695	626
Advanced Drainage Systems	3,622	502
American Superconductor *	41,924	2,490
Argan	12,728	3,437
Astec Industries	23,601	1,136
Atmus Filtration Technologies	54,366	2,451
Axon Enterprise *	1,134	814
AZZ	5,905	644
Brink's	5,258	614
Copart *	11,905	535
CoreCivic *	47,090	958
DNOW *	33,772	515
Dycom Industries *	7,854	2,292
ExlService Holdings *	128,334	5,651

22	SEI Exchange Traded Funds

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Exponent	9,015	$626
Federal Signal	11,456	1,363
Graham *	10,727	589
Greenbrier	11,028	509
Healthcare Services Group *	30,641	516
Heidrick & Struggles International	10,354	515
HNI	18,396	862
Insteel Industries	12,972	497
Interface, Cl A	68,856	1,993
Janus International Group *	164,519	1,624
Kennametal	33,649	704
Korn Ferry	10,186	713
Lyft, Cl A *	53,755	1,183
Matson	3,848	379
Maximus	5,788	529
Mueller Water Products, Cl A	129,853	3,314
NEXTracker, Cl A *	33,940	2,511
Powell Industries	2,326	709
Power Solutions International *	8,046	790
Primoris Services	27,535	3,781
RBC Bearings *	2,491	972
REV Group	59,102	3,349
Rollins	14,081	827
Rush Enterprises, Cl A	21,024	1,124
SkyWest *	26,512	2,668
SPX Technologies *	3,788	708
Sterling Infrastructure *	10,541	3,581
Tecnoglass	16,329	1,093
Terex	51,732	2,654
Titan International *	43,043	325
Titan Machinery *	24,789	415
Trex *	10,740	555
Tutor Perini *	14,690	964
Watsco	975	394
Watts Water Technologies, Cl A	5,313	1,484
WESCO International	4,707	996
Willdan Group *	15,169	1,467
Worthington Enterprises	33,078	1,836
		71,784
Information Technology — 13.2%
ACI Worldwide *	40,391	2,131
ACM Research, Cl A *	26,484	1,036
Adeia	32,327	543
Belden	9,626	1,158
Calix *	24,303	1,491
Clear Secure, Cl A	90,520	3,022
Clearwater Analytics Holdings, Cl A *	19,034	343
CommScope Holding *	31,255	484
CommVault Systems *	12,916	2,438
Credo Technology Group Holding *	29,365	4,276
Descartes Systems Group *	5,904	556
DigitalOcean Holdings *	16,092	550
Diodes *	9,280	494
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
EPAM Systems *	1,950	$294
Fabrinet *	4,494	1,639
Fair Isaac *	319	477
Five9 *	16,290	394
Freshworks, Cl A *	31,158	367
HubSpot *	656	307
Intapp *	15,842	648
InterDigital	3,646	1,259
IonQ *	10,545	649
Itron *	2,757	343
Keysight Technologies *	4,763	833
Kimball Electronics *	16,994	507
LiveRamp Holdings *	21,408	581
Monolithic Power Systems	807	743
NetScout Systems *	32,954	851
Open Text	18,951	708
Pagaya Technologies, Cl A *	15,346	456
PagerDuty *	30,333	501
PC Connection	3,909	242
Photronics *	73,425	1,685
Porch Group *	26,989	453
Q2 Holdings *	28,350	2,052
Rambus *	6,821	711
ScanSource *	6,455	284
Silicon Motion Technology ADR	16,092	1,526
SiTime *	3,660	1,103
SMART Global Holdings *	22,681	596
TTM Technologies *	70,116	4,039
Tyler Technologies *	1,214	635
Vertex, Cl A *	15,250	378
Viasat *	18,725	549
Xerox Holdings	84,946	319
		44,651
Materials — 4.6%
AdvanSix	18,558	360
Balchem	3,732	560
Cleveland-Cliffs *	125,976	1,537
Commercial Metals	32,795	1,879
Constellium, Cl A *	34,423	512
FMC	29,683	998
Hudbay Minerals	51,889	787
O-I Glass, Cl I *	109,191	1,416
PERIMETER SOLUTIONS INC *	33,864	758
Sensient Technologies	17,180	1,612
SSR Mining *	214,358	5,235
		15,654
Real Estate — 3.1%
CoStar Group *	6,445	544
Cushman & Wakefield *	48,233	768
DiamondRock Hospitality ‡	56,584	450
Diversified Healthcare Trust ‡	65,594	289
Highwoods Properties ‡	31,787	1,012

SEI Exchange Traded Funds	23

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

SEI Select Small Cap ETF (Concluded)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Kennedy-Wilson Holdings	46,565	$388
Newmark Group, Cl A	155,935	2,908
Piedmont Office Realty Trust, Cl A ‡	84,041	756
Real Brokerage *	49,242	206
Safehold ‡	9,320	144
SL Green Realty ‡	35,802	2,141
Terreno Realty ‡	16,205	920
		10,526
Utilities — 0.2%
TXNM Energy	8,476	479

Total Common Stock
(Cost $293,550) ($ Thousands)		337,932
Total Investments in Securities — 99.8%
(Cost $293,550) ($ Thousands)		$337,932

Percentages are based on Net Assets of $338,746 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.

As of September 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

24	SEI Exchange Traded Funds

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Portfolio Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

NVDR — Non-voting Depository Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	25

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

September 30, 2025 (Unaudited)

	SEI Enhanced U.S. Large Cap Quality Factor ETF	SEI Enhanced U.S. Large Cap Momentum Factor ETF
Assets:
Investments, at value†	$462,372	$920,059
Cash	1,518	8,224
Foreign currency, at value ††	—	—
Receivable for fund shares sold	1,934	2,270
Dividends receivable	299	122
Receivable for investment securities sold	—	—
Foreign tax reclaim receivable	—	7
Total Assets	466,123	930,682
Liabilities:
Payable for investment securities purchased	1,936	2,252
Investment advisory fees payable	82	156
Accrued foreign capital gains tax on appreciated securities	—	—
Total Liabilities	2,018	2,408
Net Assets	$464,105	$928,274
† Cost of investments	$408,854	$747,631
†† Cost of foreign currency	—	—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$412,942	$756,370
Total distributable earnings	51,163	171,904
Net Assets	$464,105	$928,274
Net Asset Value, Offering and Redemption Price Per Share	$38.68	$45.39
	($464,105,433 ÷	($928,273,844 ÷
	12,000,000 shares)	20,450,000 shares)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

26	SEI Exchange Traded Funds

SEI Enhanced U.S. Large Cap Value Factor ETF	SEI Enhanced Low Volatility U.S. Large Cap ETF	SEI Select Emerging Markets Equity ETF	SEI Select International Equity ETF	SEI Select Small Cap ETF
$898,090	$168,845	$300,893	$716,440	$337,932
5,465	1,002	3,209	3,322	842
—	—	85	154	—
—	798	—	8,978	1,397
379	172	575	1,741	130
—	—	—	167	—
1	2	31	1,095	14
903,935	170,819	304,793	731,897	340,315

—	799	—	9,068	1,398
153	37	154	325	171
—	—	400	—	—
153	836	554	9,393	1,569
$903,782	$169,983	$304,239	$722,504	$338,746
$764,242	$147,745	$252,239	$614,280	$293,550
—	—	55	154	—

$768,065	$146,373	$252,989	$606,221	$315,957
135,717	23,610	51,250	116,283	22,789
$903,782	$169,983	$304,239	$722,504	$338,746
$38.91	$31.92	$29.97	$30.49	$27.94
($903,781,943 ÷	($169,982,889 ÷	($304,239,493 ÷	($722,504,496 ÷	($338,745,970 ÷
23,225,000 shares)	5,325,000 shares)	10,150,000 shares)	23,700,000 shares)	12,125,000 shares)

SEI Exchange Traded Funds	27

STATEMENTS OF OPERATIONS ($ Thousands)

For the six months ended September 30, 2025 (Unaudited)

	SEI Enhanced U.S. Large Cap Quality Factor ETF	SEI Enhanced U.S. Large Cap Momentum Factor ETF
Investment income:
Dividends	$1,998	$2,824
Less: foreign taxes withheld	—	—
Total investment income	1,998	2,824
Expenses:
Investment advisory fees	257	504
Trustee fees	5	9
Proxy fees	3	3
Total expenses	265	516
Net investment income	1,733	2,308
Net realized gain (loss) on:
Investments(1)	2,164	20,166
Foreign capital gains tax	—	—
Foreign currency transactions	—	—
Net realized gain (loss)	2,164	20,166
Net change in unrealized appreciation (depreciation) on:
Investments	33,918	134,848
Foreign capital gains tax on appreciated securities	—	—
Foreign currency and translation of other assets and liabilities denominated in foreign currency	—	—
Net change in unrealized appreciation (depreciation)	33,918	134,848
Net realized and unrealized gain	36,082	155,014
Net increase in net assets resulting from operations	$37,815	$157,322

(1)	Includes realized gains (losses) as a result of in-kind redemptions (see Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

28	SEI Exchange Traded Funds

SEI Enhanced U.S. Large Cap Value Factor ETF	SEI Enhanced Low Volatility U.S. Large Cap ETF	SEI Select Emerging Markets Equity ETF	SEI Select International Equity ETF	SEI Select Small Cap ETF
$6,250	$1,598	$5,251	$13,885	$1,621
(9)	—	(498)	(1,575)	(11)
6,241	1,598	4,753	12,310	1,610

487	119	748	1,563	741
9	2	3	9	4
2	1	—	—	—
498	122	751	1,572	745
5,743	1,476	4,002	10,738	865

16,089	3,932	4,131	18,723	(12,622)
—	—	(3)	—	—
—	—	(156)	(66)	—
16,089	3,932	3,972	18,657	(12,622)

105,437	2,959	48,263	78,677	58,274
—	—	(400)	—	—
—	—	44	50	—
105,437	2,959	47,907	78,727	58,274
121,526	6,891	51,879	97,384	45,652
$127,269	$8,367	$55,881	$108,122	$46,517

SEI Exchange Traded Funds	29

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2025 (Unaudited) and the year ended March 31, 2025

	SEI Enhanced U.S. Large Cap Quality Factor ETF
	9/30/2025	3/31/2025
Operations:
Net investment income	$1,733	$2,760
Net realized gain	2,164	7,747
Net change in unrealized appreciation (depreciation)	33,918	11,090
Net increase in net assets resulting from operations	37,815	21,597
Distributions:	(1,628)	(2,474)
Capital share transactions:
Proceeds from shares issued	182,193	107,848
Cost of shares redeemed	(33,441)	(73,624)
Net increase in net assets derived from capital share transactions	148,752	34,224
Net increase in net assets	184,939	53,347
Net assets:
Beginning of period	279,166	225,819
End of period	$464,105	$279,166
Share Transactions:
Shares issued	4,925	3,100
Shares redeemed	(925)	(2,125)
Increase (decrease) in net assets derived from share transactions	4,000	975

The accompanying notes are an integral part of the financial statements.

30	SEI Exchange Traded Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2025 (Unaudited) and the year ended March 31, 2025

	SEI Enhanced U.S. Large Cap Momentum Factor ETF
	9/30/2025	3/31/2025
Operations:
Net investment income	$2,308	$3,123
Net realized gain	20,166	55,416
Net change in unrealized appreciation (depreciation)	134,848	1,987
Net increase in net assets resulting from operations	157,322	60,526
Distributions:	(2,042)	(2,603)
Capital share transactions:
Proceeds from shares issued	398,422	285,882
Cost of shares redeemed	(141,469)	(290,149)
Net increase/(decrease) in net assets derived from capital share transactions	256,953	(4,267)
Net increase in net assets	412,233	53,656
Net assets:
Beginning of period	516,041	462,385
End of period	$928,274	$516,041
Share Transactions:
Shares issued	9,500	7,575
Shares redeemed	(3,350)	(7,675)
Increase (decrease) in net assets derived from share transactions	6,150	(100)

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	31

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2025 (Unaudited) and the year ended March 31, 2025

	SEI Enhanced U.S. Large Cap Value Factor ETF
	9/30/2025	3/31/2025
Operations:
Net investment income	$5,743	$9,373
Net realized gain	16,089	32,730
Net change in unrealized appreciation (depreciation)	105,437	(12,949)
Net increase in net assets resulting from operations	127,269	29,154
Distributions:	(5,294)	(8,298)
Capital share transactions:
Proceeds from shares issued	349,309	257,274
Cost of shares redeemed	(93,629)	(219,014)
Net increase in net assets derived from capital share transactions	255,680	38,260
Net increase in net assets	377,655	59,116
Net assets:
Beginning of period	526,127	467,011
End of period	$903,782	$526,127
Share Transactions:
Shares issued	9,600	7,900
Shares redeemed	(2,575)	(6,775)
Increase (decrease) in net assets derived from share transactions	7,025	1,125

The accompanying notes are an integral part of the financial statements.

32	SEI Exchange Traded Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2025 (Unaudited) and the year ended March 31, 2025

	SEI Enhanced Low Volatility U.S. Large Cap ETF
	9/30/2025	3/31/2025
Operations:
Net investment income	$1,476	$2,595
Net realized gain	3,932	1,673
Net change in unrealized appreciation (depreciation)	2,959	11,479
Net increase in net assets resulting from operations	8,367	15,747
Distributions:	(1,466)	(2,359)
Capital share transactions:
Proceeds from shares issued	40,730	18,998
Cost of shares redeemed	(23,363)	(15,079)
Net increase in net assets derived from capital share transactions	17,367	3,919
Net increase in net assets	24,268	17,307
Net assets:
Beginning of period	145,715	128,408
End of period	$169,983	$145,715
Share Transactions:
Shares issued	1,325	625
Shares redeemed	(750)	(500)
Increase (decrease) in net assets derived from share transactions	575	125

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	33

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2025 (Unaudited) and the year ended March 31, 2025

	SEI Select Emerging Markets Equity ETF
	9/30/2025	3/31/2025(1)
Operations:
Net investment income	$4,002	$1,770
Net realized gain (loss)	3,972	(2,614)
Net change in unrealized appreciation (depreciation)	47,907	387
Net increase (decrease) in net assets resulting from operations	55,881	(457)
Distributions:	(3,562)	(612)
Capital share transactions:
Proceeds from shares issued	57,323	207,134
Cost of shares redeemed	(11,468)	—
Net increase in net assets derived from capital share transactions	45,855	207,134
Net increase in net assets	98,174	206,065
Net assets:
Beginning of period	206,065	—
End of period	$304,239	$206,065
Share Transactions:
Shares issued	2,100	8,450
Shares redeemed	(400)	—
Increase (decrease) in net assets derived from share transactions	1,700	8,450

(1)	The Fund commenced operations on October 8, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

34	SEI Exchange Traded Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2025 (Unaudited) and the year ended March 31, 2025

	SEI Select International Equity ETF
	9/30/2025	3/31/2025(1)
Operations:
Net investment income	$10,738	$3,910
Net realized gain	18,657	952
Net change in unrealized appreciation (depreciation)	78,727	23,495
Net increase in net assets resulting from operations	108,122	28,357
Distributions:	(10,906)	(844)
Capital share transactions:
Proceeds from shares issued	199,169	579,417
Cost of shares redeemed	(116,994)	(63,817)
Net increase in net assets derived from capital share transactions	82,175	515,600
Net increase in net assets	179,391	543,113
Net assets:
Beginning of period	543,113	—
End of period	$722,504	$543,113
Share Transactions:
Shares issued	6,875	23,325
Shares redeemed	(4,050)	(2,450)
Increase (decrease) in net assets derived from share transactions	2,825	20,875

(1)	The Fund commenced operations on October 8, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	35

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2025 (Unaudited) and the year ended March 31, 2025

	SEI Select Small Cap ETF
	9/30/2025	3/31/2025(1)
Operations:
Net investment income	$865	$1,050
Net realized loss	(12,622)	(5,622)
Net change in unrealized appreciation (depreciation)	58,274	(13,892)
Net increase (decrease) in net assets resulting from operations	46,517	(18,464)
Distributions:	(891)	(516)
Capital share transactions:
Proceeds from shares issued	90,812	266,529
Cost of shares redeemed	(15,550)	(29,691)
Net increase in net assets derived from capital share transactions	75,262	236,838
Net increase in net assets	120,888	217,858
Net assets:
Beginning of period	217,858	—
End of period	$338,746	$217,858
Share Transactions:
Shares issued	3,550	10,325
Shares redeemed	(600)	(1,150)
Increase (decrease) in net assets derived from share transactions	2,950	9,175

(1)	The Fund commenced operations on October 8, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

36	SEI Exchange Traded Funds

FINANCIAL HIGHLIGHTS

For the six month period ended September 30, 2025 (Unaudited) and the year ended March 30, For a Share Outstanding Throughout Each Year/Period

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gains (losses)	Total from operations	Distributions from net investment income	Distributions from realized gains	Total dividends and distributions	Net asset value, end of period	Total Return†	Net assets, end of period ($ Thousands)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover†
SEI Enhanced U.S. Large Cap Quality Factor ETF
2025 @	$34.90	$0.19	$3.78	$3.97	$(0.19)	$–	$(0.19)	$38.68	11.42%	$464,105	0.15%	1.01%	18%
2025	32.15	0.37	2.72	3.09	(0.34)	–	(0.34)	34.90	9.65	279,166	0.15	1.10	40
2024	27.19	0.44	4.85	5.29	(0.33)	–	(0.33)	32.15	19.60	225,819	0.15	1.44	23
2023(2)	24.91	0.30	2.19	2.49	(0.21)	–	(0.21)	27.19	10.08	13,593	0.15	1.35	40
SEI Enhanced U.S. Large Cap Momentum Factor ETF
2025 @	$36.09	$0.14	$9.30	$9.44	$(0.14)	$–	$(0.14)	$45.39	26.22%	$928,274	0.15%	0.69%	37%
2025	32.11	0.22	3.94	4.16	(0.18)	–	(0.18)	36.09	12.97	516,041	0.15	0.62	78
2024	25.51	0.21	6.64	6.85	(0.25)	–	(0.25)	32.11	27.08	462,385	0.15	0.70	40
2023(2)	26.35	0.33	(0.92)	(0.59)	(0.25)	–	(0.25)	25.51	2.74	21,047	0.15	1.52	63
SEI Enhanced U.S. Large Cap Value Factor ETF
2025 @	$32.48	$0.31	$6.43	$6.74	$(0.31)	$–	$(0.31)	$38.91	20.93%	$903,782	0.15%	1.77%	27%
2025	30.98	0.61	1.44	2.05	(0.55)	–	(0.55)	32.48	6.65	526,127	0.15	1.90	60
2024	24.17	0.69	6.70	7.39	(0.58)	–	(0.58)	30.98	31.11	467,011	0.15	2.44	32
2023(2)	24.95	0.58	(0.97)	(0.39)	(0.39)	–	(0.39)	24.17	(1.52)	20,544	0.15	2.74	43
SEI Enhanced Low Volatility U.S. Large Cap ETF
2025 @	$30.68	$0.29	$1.25	$1.54	$(0.30)	$–	$(0.30)	$31.92	5.05%	$169,983	0.15%	1.86%	12%
2025	27.76	0.56	2.87	3.43	(0.51)	–	(0.51)	30.68	12.53	145,715	0.15	1.95	16
2024	25.21	0.54	2.54	3.08	(0.53)	–	(0.53)	27.76	12.47	128,408	0.15	2.04	13
2023(2)	24.79	0.48	0.25	0.73	(0.31)	–	(0.31)	25.21	3.02	11,977	0.15	2.24	24
SEI Select Emerging Markets Equity ETF
2025 @	$24.39	$0.43	$5.55	$5.98	$(0.40)	$–	$(0.40)	$29.97	24.76%	$304,239	0.60%	3.21%	45%
2025(3)	25.00	0.24	(0.78)	(0.54)	(0.07)	–	(0.07)	24.39	(2.14)	206,065	0.60	2.07	34
SEI Select International Equity ETF
2025 @	$26.02	$0.49	$4.50	$4.99	$(0.52)	$–	$(0.52)	$30.49	19.34%	$722,504	0.50%	3.43%	34%
2025(3)	25.00	0.21	0.85	1.06	(0.04)	–	(0.04)	26.02	4.25	543,113	0.50	1.77	31
SEI Select Small Cap ETF
2025 @	$23.74	$0.08	$4.21	$4.29	$(0.09)	$–	$(0.09)	$27.94	18.56%	$338,746	0.55%	0.64%	65%
2025(3)	25.30	0.13	(1.63)	(1.50)	(0.06)	–	(0.06)	23.74	(5.96)	217,858	0.55	1.07	24

@	For the six month period ended September 30, 2025. All ratios have been annualized.
†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share calculated using average shares.
(2)	Commenced operations on May 18, 2022. All ratios for the period have been annualized.
(3)	Commenced operations on October 8, 2024. All ratios for the period have been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	37

NOTES TO FINANCIAL STATEMENTS

September 30, 2025 (Unaudited)

1. ORGANIZATION

SEI Exchange Traded Funds (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated October 7, 2021.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with seven funds: SEI Enhanced U.S. Large Cap Quality Factor ETF, SEI Enhanced U.S. Large Cap Momentum Factor ETF, SEI Enhanced U.S. Large Cap Value Factor ETF, SEI Enhanced Low Volatility U.S. Large Cap ETF, SEI Select Emerging Markets Equity ETF, SEI Select International Equity ETF and SEI Select Small Cap ETF (each a “Fund” and together the “Funds”) each of which are diversified Funds. Each Fund’s prospectus provides a description of its investment goal, principal investment strategies and risks. The SEI Enhanced U.S. Large Cap Quality Factor ETF, SEI Enhanced U.S. Large Cap Momentum Factor ETF, SEI Enhanced U.S. Large Cap Value Factor ETF, SEI Enhanced Low Volatility U.S. Large Cap ETF commenced operations on May 18, 2022. The SEI Select Emerging Markets Equity ETF, SEI Select International Equity ETF and SEI Select Small Cap ETF commenced operations on October 8, 2024. The assets of each Fund are segregated, and an Authorized Participant’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust’s

Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC has appointed a Valuation Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”). Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable Net Asset Value (“NAV”) per share, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, a Fund will value the securities using a bid price from at least one independent broker.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Valuation Designee, if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

38	SEI Exchange Traded Funds

Securities for which market prices are not “readily available” are valued in accordance with Rule 2a-5 and the Policy.

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security’s trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security’s primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. As of March 31, 2025, there were no fair valued securities held by the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six months ended September 30, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended September 30, 2025, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

SEI Exchange Traded Funds	39

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025 (Unaudited)

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Creation Units — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of Shares referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund. Pursuant to the Investment Advisory Agreement entered into with the Trust, SIMC has agreed to pay all Fund expenses, except for the fees paid to SIMC for advisory services, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board of Trustees, litigation expenses and any extraordinary expenses.

SEI Investments Global Funds Services (the “Administrator”) is the administrator for the Funds.

SEI Investments Distribution Co. (the “Distributor”) is the distributor of creation units. The Funds have adopted a Distribution and Servicing Plan (the Plan). The Plan permits each Fund to pay the Distributor, or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the shares of the Fund (“12b-1 fee”). However, payment of a 12b-1 fee has not been authorized at this time.

40	SEI Exchange Traded Funds

The following table reflects each Fund’s contractual Advisory Fee (expressed as an annual rate). The rates shown are fixed rates based on each Fund’s daily net assets.

Advisory Fee
SEI Enhanced U.S. Large Cap Quality Factor ETF	0.150%
SEI Enhanced U.S. Large Cap Momentum Factor ETF	0.150%
SEI Enhanced U.S. Large Cap Value Factor ETF	0.150%
SEI Enhanced Low Volatility U.S. Large Cap ETF	0.150%
SEI Select Emerging Markets Equity ETF	0.600%
SEI Select International Equity ETF	0.500%
SEI Select Small Cap ETF	0.550%

As of September 30, 2025, SIMC has entered into investment sub-advisory agreements with the following unaffiliated parties:

Investment Sub-Adviser

SEI Select Emerging Markets Equity ETF

Aikya Investments Management Ltd.

JOHCM (USA) Inc.

Robeco Insitutional Asset Management Ltd.

SEI Select International Equity ETF

Brown Advisory LLC

Pzena Investment Management LLC

SEI Select Small Cap ETF

Easterly Investment Management LLC

Geneva Capital Management LLC

Brokerage Commissions Paid to Affiliates — The Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the six months ended September 30, 2025.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of, and during the six months ended September 30, 2025, the Trust had not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, excluding in-kind transactions and short-term securities during the six months ended September 30, 2025, were as follows:

	SEI Enhanced U.S. Large Cap Quality Factor ETF ($ Thousands)	SEI Enhanced U.S. Large Cap Momentum Factor ETF ($ Thousands)	SEI Enhanced U.S. Large Cap Value Factor ETF ($ Thousands)	SEI Enhanced Low Volatility U.S. Large Cap ETF ($ Thousands)
Purchases
U.S. Government	$—	$—	$—	$—
Other	75,698	247,635	177,457	19,008

SEI Exchange Traded Funds	41

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025 (Unaudited)

	SEI Enhanced U.S. Large Cap Quality Factor ETF ($ Thousands)	SEI Enhanced U.S. Large Cap Momentum Factor ETF ($ Thousands)	SEI Enhanced U.S. Large Cap Value Factor ETF ($ Thousands)	SEI Enhanced Low Volatility U.S. Large Cap ETF ($ Thousands)
Sales
U.S. Government	—	—	—	—
Other	60,985	245,621	176,599	19,841

	SEI Select Emerging Markets Equity ETF ($ Thousands)	SEI Select International Equity ETF ($ Thousands)	SEI Select Small Cap ETF ($ Thousands)
Purchases
U.S. Government	$—	$—	$—
Other	163,794	213,896	175,985
Sales
U.S. Government	—	—	—
Other	112,078	209,467	176,643

For the six months ended September 30, 2025, in-kind transactions associated with creations and redemptions were as follows:

	Purchases ($ Thousands)	Sales ($ Thousands)	Realized Gain ($ Thousands)
SEI Enhanced U.S. Large Cap Quality Factor ETF	$166,068	$31,797	$5,980
SEI Enhanced U.S. Large Cap Momentum Factor ETF	391,276	140,069	31,070
SEI Enhanced U.S. Large Cap Value Factor ETF	344,143	91,027	24,667
SEI Enhanced Low Volatility U.S. Large Cap ETF	40,589	22,501	5,135
SEI Select Emerging Markets Equity ETF	3,956	11,417	2,605
SEI Select International Equity ETF ETF	194,418	113,514	23,406
SEI Select Small Cap ETF	90,920	14,947	2,790

5. FEDERAL TAX INFORMATION:

It is each Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of March 31, 2025, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

42	SEI Exchange Traded Funds

The tax character of dividends and distributions paid during the fiscal years ended March 31, 2025 and March 31, 2024 were as follows:

	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
SEI Enhanced U.S. Large Cap Quality Factor ETF
2025	$2,474	$—	$2,474
2024	184	—	184
SEI Enhanced U.S. Large Cap Momentum Factor ETF
2025	2,603	—	2,603
2024	238	—	238
SEI Enhanced U.S. Large Cap Value Factor ETF
2025	8,298	—	8,298
2024	593	—	593
SEI Enhanced Low Volatility U.S. Large Cap ETF
2025	2,359	—	2,359
2024	263	—	263
SEI Select Emerging Markets Equity ETF
2025	612	—	612
SEI Select International Equity ETF
2025	844	—	844
SEI Select Small Cap ETF
2025	516	—	516

As of March 31, 2025, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
SEI Enhanced U.S. Large Cap Quality Factor ETF	$749	$(4,590)	$18,818	$(1)	$14,976
SEI Enhanced U.S. Large Cap Momentum Factor ETF	903	(21,800)	37,521	—	16,624
SEI Enhanced U.S. Large Cap Value Factor ETF	2,564	(16,785)	27,964	(1)	13,742
SEI Enhanced Low Volatility U.S. Large Cap ETF	640	(2,065)	18,136	(2)	16,709
SEI Select Emerging Markets Equity ETF	1,797	(2,451)	(415)	—	(1,069)
SEI Select International Equity ETF	3,083	(7,018)	23,001	1	19,067
SEI Select Small Cap ETF	544	(9,247)	(14,133)	(1)	(22,837)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term	Long-Term	Total Capital Loss Carryforwards ($ Thousands)
SEI Enhanced U.S. Large Cap Quality Factor ETF	$4,161	$429	$4,590
SEI Enhanced U.S. Large Cap Momentum Factor ETF	21,763	37	21,800
SEI Enhanced U.S. Large Cap Value Factor ETF	15,240	1,545	16,785
SEI Enhanced Low Volatility U.S. Large Cap ETF	1,141	924	2,065
SEI Select Emerging Markets Equity ETF	2,451	—	2,451
SEI Select International Equity ETF	7,018	—	7,018
SEI Select Small Cap ETF	9,247	—	9,247

SEI Exchange Traded Funds	43

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025 (Unaudited)

For Federal income tax purposes, the cost of securities owned at September 30, 2025, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at September 30, 2025, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
SEI Enhanced U.S. Large Cap Quality Factor ETF	$408,854	$61,496	$(7,978)	$53,518
SEI Enhanced U.S. Large Cap Momentum Factor ETF	747,631	180,771	(8,343)	172,428
SEI Enhanced U.S. Large Cap Value Factor ETF	764,242	140,544	(6,696)	133,848
SEI Enhanced Low Volatility U.S. Large Cap ETF	147,745	25,523	(4,423)	21,100
SEI Select Emerging Markets Equity ETF	252,239	54,442	(5,788)	48,654
SEI Select International Equity ETF	614,280	111,586	(9,426)	102,160
SEI Select Small Cap ETF	293,550	53,637	(9,255)	44,382

6. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its Investment Strategy, a Fund may have one of more of the following principal risks:

Equity Securities Risk — Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes.

Quality Securities Risk — There is no guarantee that the past performance of stocks that SIMC determines are quality will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Momentum Securities Risk — Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

Value Securities Risk — Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. SIMC may be unsuccessful in identifying undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery

(although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.

Volatility Risk — Although SIMC seeks to construct a portfolio with lower volatility than the broad U.S. large cap equity market, there is no guarantee that SIMC will be successful. As a result, the Fund may not be any less volatile than the market as a whole, and could be more volatile.

Quantitative Investing Risk — Due to the significant role technology plays in quantitative strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. Utility interruptions or other key systems outages also can impair the performance of quantitative investment strategies.

Large-Capitalization Companies Risk — Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions, may be more mature and may be subject to more limited growth potential compared with smaller capitalization companies.

Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The Funds’ market price may deviate from the value of the Funds’ underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for a Fund quoted during the day or a premium or discount in the closing price from the Funds’ NAV.

44	SEI Exchange Traded Funds

Risk of Investing in the U.S. — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Funds have exposure.

Issuer Risk — The performance of the Funds depends on the performance of individual securities to which the Funds have exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the Funds to decline.

Market Trading Risk — The Funds face numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Active trading markets for the Funds’ shares may not be developed or maintained by market makers or Authorized Participants (as defined below). Authorized Participants are not obligated to make a market in the Funds’ shares or to submit purchase or redemption orders for Creation Units (as defined below). In times of market stress, market makers or Authorized Participants may step away from their respective roles, which could lead to variances between the market price of the Funds’ shares and its underlying NAV. Trading in shares on an exchange may be halted in certain circumstances. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Funds. Any of these factors could lead the Funds’ shares to trade at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Funds in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market, particularly during times of market stress. SIMC cannot predict whether shares will trade above (premium), below (discount) or at NAV or whether the spread between bid and ask prices will widen. In addition, there can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Funds will continue to be met.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environment.

Warrants and Rights Risk — Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Funds will lose any amount paid for the warrant or right.

Liquidity Risk — In stressed market conditions, the market for a Funds’ shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. This adverse effect on liquidity for the Funds’ shares in turn could lead to differences between the market price of the Funds’ shares and its underlying NAV and/or widening the spread between bid and ask prices.

Management Risk — SIMC may not successfully implement the Funds’ investment strategies and, as a result, the Funds may not meet their investment objective and/or underperform other investment vehicles with similar investment objectives and strategies.

Operational Risk — The Funds are exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Funds’ service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures.

Authorized Participant Concentration Risk — Only broker-dealers (referred to as “Authorized Participants” or “APs”) that have executed authorized participation agreements with respect to the Trust may engage in creation or redemption transactions directly with the Funds, and no AP is obligated to engage in creation and/or redemption transactions. To the extent that APs exit the business or are unable to proceed with orders, Fund shares may be more likely to trade at a premium or discount to NAV, have wider spreads between bid and ask prices or face trading halts or delisting.

Cybersecurity Risk — Failures or breaches of the electronic systems of the Funds, SIMC, the Fund’s distributor, and other service providers, market makers, APs or the issuers of securities in which the Funds invest have the ability to cause disruptions, negatively impact the Funds’ business operations and/or potentially result in financial losses to the Funds and their shareholders.

SEI Exchange Traded Funds	45

NOTES TO FINANCIAL STATEMENTS (Concluded)

September 30, 2025 (Unaudited)

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Country Concentration Risk — The Fund’s concentration of its assets in issuers located in a single country or a limited number of countries will increase the impact of, and potential losses associated with, the risks set forth in the Foreign Investment/Emerging Markets Risk.

Risk of Investing in China — China is an emerging market, and as a result, investments in securities of companies organized and listed in China may be subject to liquidity constraints and significantly higher volatility, from time to time, than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries could have a significant impact on the economy of China. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. There also is no guarantee that the Chinese government will not revert from its current open-market economy to an economic policy of central planning. These factors may result in, among other things, a greater risk of stock market, interest rate, and currency fluctuations, as well as inflation. Accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be made, may be less available, or may be less reliable. It may also be difficult or impossible for the Fund, U.S. authorities and regulators to obtain or enforce a judgment in a Chinese court. In addition, periodic U.S. Government restrictions on investments in Chinese companies may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses. The Fund may also be subject to additional risks related to investments in VIEs. Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company. The Fund may, directly or indirectly, purchase China A-Shares through Stock Connect or that may be available in the future through additional stock connect programs, a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (PRC) via brokers in Hong Kong. There are significant risks inherent in investing in China A-Shares through Stock Connect. The underdeveloped state of PRC’s investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if either or both markets are closed on a U.S. trading day, the Fund may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect the Fund’s performance.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

46	SEI Exchange Traded Funds

7. SEGMENT REPORTING

In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

8. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management is evaluating the impact of these changes on the Funds’ financial statements.

9. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements.

SEI Exchange Traded Funds	47

OTHER INFORMATION (FORM N-CSR ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees. The Adviser pays the Trustee fees under a unitary management fee structure. More information about Trustee compensation can be found in the fund’s Statement of Additional Information (the “SAI”) under “Trustees and Officers of the Trust”.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

SEI Exchange Traded Funds (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ (with the exception of the Select ETFs) performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

48	SEI Exchange Traded Funds

At the December 2-4, 2024 meeting of the Board, the Board approved a brief extension of the Advisory Agreement to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2025 was held on April 1-3, the Advisory Agreement would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 2-4, 2024 meeting to extend the Advisory Agreement until the April 1-3, 2025 meeting. In evaluating whether to approve the extension of the Advisory Agreement, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 1-3, 2025 meeting, the Board evaluated the Advisory in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. Also, certain Sub-Advisory Agreements were renewed at a meeting of the Board held during the first half of the Trust’s fiscal year on September 15-17, 2025. In each case, the Board’s renewal was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ (with the exception of the Select ETFs) performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on net total return for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support the renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of each Sub-Advisory Agreement.

SEI Exchange Traded Funds	49

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Concluded)

With respect to the Select ETFs, because the Select ETFs were new and had not commenced operations, it did not yet have an investment performance record to evaluate when approving the Advisory Agreement and Sub-Advisory Agreements.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreement, the Trustees considered the rate of compensation called for by the Investment Advisory Agreement, noting that SIMC, in addition to providing advisory services to the Funds, pays all of the operating expenses of the Funds, except the management fees, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board, litigation expenses and any extraordinary expenses. Based on discussion at the meeting, the Trustees determined that the fees and expenses were below the average for the respective comparison peer group. With respect to the Select ETFs, the Trustees also considered a Broadridge Report, which included various metrics related to the estimated fund expenses, including, but not limited to the proposed contractual management fee as compared to a universe of comparable funds. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized (or in the case of the Select ETFs, could be realized) by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along (or in the case of the Select ETFs, could be passed along) to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

50	SEI Exchange Traded Funds

SEI Exchange Traded Funds / Annual Financials and Other Information / September 30, 2025

Trustees

Robert A. Nesher, Chairman

Dennis J. McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Eli Powell Niepoky

Kimberly Walker

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Marci Morgan

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-ETF (9/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”))are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Exchange Traded Funds

By:	/s/ Robert A. Nesher
Robert A. Nesher
President and CEO
(Principal Executive Officer)

Date: December 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher
President and CEO
(Principal Executive Officer)

Date: December 3, 2025

By:	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller and CFO
(Principal Financial Officer)

Date: December 3, 2025